Securities Act Registration No. 333-45509
              Investment Company Act Reg. No. 811-08535
_______________________________________________________

          SECURITIES AND EXCHANGE COMMISSION
                 Washington D.C. 20549
              __________________________

                       FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

                  Pre-Effective Amendment No.   3               [X]
                  Post-Effective Amendment No. ___              [ ]

                        and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                                1940                            [X]

                          Amendment No. 3
           (Check appropriate box or boxes)

                _______________________

              LIGHT REVOLUTION FUND, INC.
  (Exact Name of Registrant as Specified in Charter)

                      704 Court A
                   Tacoma, WA  98402
       (Address of Principal Executive Offices)

                    (888) 463-3957
 (Registrant's Telephone Number, including Area Code)


                                           Copy to:
         Henry Hewitt                  Scott A. Moehrke
Light Index Investment Company       Godfrey & Kahn, S.C.
          704 Court A               780 North Water Street
       Tacoma, WA  98402             Milwaukee, WI  53202
(Name and Address of Agent for
           Service)




Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.


The Exhibit Index is located at page ___ of the sequential numbering system.


In  accordance with Rule 24f-2(a) under the  Investment
Company Act of 1940, the Registrant declares that an indefinite number or amount of shares of its common stock, $0.0001 par value, is being registered by this Registration Statement.

The   Registrant   hereby  amends   this   Registration
Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

              LIGHT REVOLUTION FUND, INC.

                 CROSS REFERENCE SHEET

(Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B on Form
N-1A.)

                                     Caption or Subheading in
Item No. on Form N-1A               Prospectus or Statement of
                                      Additional Information

PART A - PROSPECTUS OF LIGHT REVOLUTION FUND
1.  Cover Page                     Cover Page
2.  Synopsis                       Fees and Expenses
3.  Condensed Financial            Total Return
    Information

4.  General Description of         Investment Objective and
    Registrant                     Policies; Investment Risks;
                                   Who Should Invest;
                                   Implementation of Policies;
                                   Investment Restrictions;
                                   General Information


5.  Management of the Fund         Management; Administration
                                   of the Fund

5A. Management's Discussion of     *
    Fund Performance
6.  Capital Stock and Other        Opening an Account and
    Securities                     Purchasing Shares; Selling
                                   Your Shares; Dividends,
                                   Other Distributions and
                                   Taxes; General Information
7.  Purchase of Securities Being   Share Price; Opening an
    Offered                        Account and Purchasing
                                   Shares

8.  Redemption or Repurchase       Selling Your Shares; Opening
                                   an Account and Purchasing
                                   Shares; Other Account
                                   Information

9.  Legal Proceedings              *

PART B - STATEMENT OF ADDITIONAL INFORMATION
           FOR LIGHT REVOLUTION FUND

10. Cover Page                     Cover Page
11. Table of Contents              Table of Contents

12. General Information and        Management of the Fund;
    History                        Directors and Officers


13. Investment Objectives and      Investment Restrictions;
    Policies                       Investment Policies and
                                   Techniques

14. Management of the Registrant   Management of the Fund;
                                   Directors and Officers
15. Control Persons and Principal  Ownership of Management and
    Holders of Securities          Principal Shareholders
16. Investment Advisory and Other  Investment Adviser,
    Services                       Administrator, Custodian,
                                   Transfer Agent and Account
                                   Services Agent
17. Brokerage Allocation           Brokerage Allocation
18. Capital Stock and Other        Purchase of Shares;
    Securities                     Redemption of Shares;
                                   Shareholder Meetings
19. Purchase, Redemption and       Purchase of Shares;
    Pricing of Securities Being    Redemption of Shares; Share
    Offered                        Price; Systematic Withdrawal
                                   Plan

20. Tax Status                     Dividends, Other Gain
                                   Distributions and Taxes;
                                   Investment Policies and
                                   Techniques - Federal Tax
                                   Treatment of Future
                                   Contracts, - Federal Tax
                                   Treatment of Options


21. Underwriters                   Distribution

22. Calculation of Performance     Performance Measures
    Data
23. Financial Statements           Financial Statement
_______________
*Answer negative or inapplicable

PROSPECTUS
____________, 1998


              LIGHT REVOLUTION FUND, INC.

                 LIGHT REVOLUTION FUND

                      704 Court A
                   Tacoma, WA  98402
              Telephone:  (253) 274-0766

         Toll-Free Telephone:  (888) 463-3957




INVESTOR            1-888-463-3957
INFORMATION
DEPARTMENT


INVESTMENT          Light  Revolution Fund, Inc. (the "Company")
OBJECTIVE AND       is   an   open-end,  diversified  management
POLICIES            investment company, commonly referred to  as
                    a   mutual   fund.   The  Company  currently
                    comprises   one   portfolio:    the    Light
                    Revolution  Fund (the "Fund").   The  Fund's
                    investment     objective     is      capital
                    appreciation.   The Fund  seeks  to  achieve
                    its   investment  objective   by   investing
                    primarily  in  the  common  stock  of  large
                    capitalization  companies in the  technology
                    sector   engaged   in  the   processing   or
                    delivery  of  information.   The  investment
                    methodology used by the Fund to achieve  its
                    investment   objective  is  based   on   the
                    investment  methodology of the Light  Index,
                    an   index   that  was  developed   and   is
                    published  by  the  Light  Index  Investment
                    Company,  investment  adviser  to  the  Fund
                    (the  "Adviser").  The Light Index  consists
                    of    a    diversified   number   of   large
                    capitalization  companies  engaged  in   the
                    processing   or  delivery  of   information.
                    There is no assurance that the Fund will achieve its stated investment objective.


OPENING AN ACCOUNT  To  open a regular (non-retirement) account, please  complete  and  return  the  Purchase
                    Application.   If  you  need  assistance  in
                    completing the Purchase Application,  please
                    call  our  Investor Information  Department.
                    The  minimum initial investment  is  $10,000
                    or  $1,000  for  Uniform Gifts/Transfers  to
                    Minors    Act    accounts   and   Individual
                    Retirement   Accounts  (IRAs)  (except   for
                    Education   IRAs,  which  have  no   minimum
                    initial  investment requirement).   To  open
                    an  IRA,  please use a Light Revolution

                    IRA
                    Application.   To  obtain  a  copy  of  this
                    form,    call   our   Investor   Information
                    Department    at   1-888-463-3957,    Monday
                    through  Friday from 8:00 a.m. to 7:00  p.m.
                    (Central   time).   Fund   shares   may   be
                    purchased  at  a price equal  to  their  net
                    asset  value plus a sales charge imposed  at
                    the  time  of  purchase.  Certain  investors
                    may  not  have to pay this sales charge  and
                    reduced  sales  charges are available  under
                    certain  circumstances.   Fund  shares   are
                    also  subject to a Rule 12b-1 plan  pursuant
                    to  which  an aggregate annual fee of  0.25%
                    is charged on the average daily net assets of the Fund.


ABOUT THIS          This  Prospectus is designed  to  set  forth
PROSPECTUS          concisely  the information you  should  know
                    about  the Fund before you invest. It should
                    be   retained   for  future  reference.    A
                    Statement of Additional Information  ("SAI")
                    dated    _____________,   1998,   containing
                    additional  information about the  Fund  has
                    been  filed with the Securities and Exchange
                    Commission.  The SAI, which may  be  revised
                    from  time  to  time,  is  incorporated   by
                    reference into this Prospectus. Copies may be obtained, along with other information about the Fund, without charge by calling our Investor Information Department at the above-noted telephone number.

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or First Data Distributors, Inc.
This Prospectus does not constitute an offering by the Fund or by First Data Distributors, Inc., in any jurisdiction in which such offering may not lawfully be made.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY  THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES  COMMISSION,  NOR  HAS  THE  SECURITIES  AND
EXCHANGE COMMISSION OR ANY STATE COMMISSION PASSED UPON
THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   TABLE OF CONTENTS



HIGHLIGHTS                                                      1

FEES AND EXPENSES                                               2

INVESTMENT OBJECTIVE AND POLICIES                               3

INVESTMENT RISKS                                                4

IMPLEMENTATION OF POLICIES                                      4
 Short-Term Fixed Income Securities                             4
 Derivative Securities                                          4
 Foreign Securities                                             5
 Security Lending                                               5
 Portfolio Turnover                                             5

INVESTMENT RESTRICTIONS                                         6

MANAGEMENT                                                      6
 Fund Expenses                                                  7
 The Light Index                                                8
 Performance of the Light Index                                 8

ADMINISTRATION OF THE FUND                                     10

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES                       10
 Dividends and Other Distributions                             10
 Taxes                                                         11

SHARE PRICE                                                    12
 Front-End Sales Charge Waivers and Reductions                 13
 Temporary Waiver                                              13
 Waivers for Certain Investors                                 13
 Reducing Sales Charges                                        14

DISTRIBUTION PLAN                                              15

GENERAL INFORMATION                                            16

WHO SHOULD INVEST                                              16

OPENING AN ACCOUNT AND PURCHASING SHARES                       17
 Purchasing by Mail                                            17
 New Account                                                   17
 Additional Investments                                        18
 Purchasing by Wire                                            18
 Before Wiring                                                 18
 Purchasing by Telephone                                       19
 Automatic Investment Plan                                     19
 Choosing a Distribution Option                                19
 Tax Caution                                                   20
 Important Information                                         20
 When Your Account Will Be Credited                            20

SELLING YOUR SHARES                                            21
 Selling by Mail                                               21
 Definition of Good Order                                      21
 Selling by Telephone                                          21
 Systematic Withdrawal Plan                                    22
 Important Redemption Information                              22
 Delivery of Redemption Proceeds                               22
 Minimum Account Balance Requirement                           23

IMPORTANT INFORMATION ABOUT TELEPHONE TRANSACTIONS             23

OTHER ACCOUNT INFORMATION                                      24

TOTAL RETURN                                                   24

                      HIGHLIGHTS


This  Prospectus  describes the Light  Revolution  Fund
(the  "Fund").   The  Fund's  investment  objective  is
capital  appreciation.  As with any mutual fund,  there
is   no  assurance  that  the  Fund  will  achieve  its
investment objective.


INVESTMENT STRATEGY The  Industrial Age was an era characterized by a rapid increase in productivity brought about by the ability to perform physical work with machines. Through the use of the steam engine and other machines, natural resources and industrial commodities such as coal, iron ore, lumber and oil were brought to market at speeds never before possible. The early years of that era came to be known as the "Industrial Revolution."


                    The  Information Age is an era characterized
                    by  a rapid increase in productivity brought
                    about by the ability to quickly process  and
                    deliver     information.     Through     the
                    development   and  use  of  the   integrated
                    circuit     and     related    technologies,
                    information  is processed and  delivered  to
                    end-users   at  the  speed  of  light   when
                    translated  into  "information  commodities"
                    like  electrons,  radio  waves,  microwaves,
                    infrared  and  visible light.   The  Adviser
                    has  characterized this era  as  the  "Light
                    Revolution."


                    The  Fund  was formed to provide a means  to
                    invest  in  a  group of large capitalization
                    companies  which, in the Adviser's  opinion,
                    are  or  are  expected to become leaders  in
                    the    Light   Revolution.    For    further
                    information,  see "Investment Objective  and
                    Policies."


INVESTMENT RISKS    The  Fund  is subject to stock market  risk,
                    which  is the possibility that common  stock
                    prices  will  decline  over  short  or  even
                    extended  periods.  Both  U.S.  and  foreign
                    stock  markets  tend to  be  cyclical,  with
                    periods  when  stock prices  generally  rise
                    and  periods  when  stock  prices  generally
                    decline.   Because  of the risks  associated
                    with  common  stocks, the Fund is   intended
                    to  be a long-term investment vehicle and is
                    not  designed  to provide investors  with  a
                    means  of  speculating on short-term  market
                    movements.    In  addition,  the   Fund   is
                    subject to risks associated with the  Fund's
                    focus   on   companies  which  the   Adviser
                    believes  will  participate  in  the   Light
                    Revolution.  This sector of the economy  may
                    be  subject to greater volatility  than  the
                    stock   market  in  general   or   may   not
                    correspond  to  stock  market  movements  in
                    general.   Investors should not consider  an
                    investment   in   the   Fund   a    complete
                    investment program, but as
                    one component  of
                    a   diversified  portfolio  of  investments.
                    For   further  information  concerning   the
                    risks  associated  with  investing  in   the
                    Fund, see "Investment Risks."


INVESTMENT ADVISER  The   Fund   receives  investment   advisory
                    services  from  the Light  Index  Investment
                    Company  (the  "Adviser") and  is  sponsored
                    and  distributed by First Data Distributors,
                    Inc.  (the  "Distributor"),  which  is   not
                    affiliated  with the Adviser.   For  further
                    information,     see    "Management"     and
                    "Distribution Plan."

                   FEES AND EXPENSES

The following table illustrates all expenses and fees that you would incur as a shareholder of the Fund. The
Annual Fund Operating Expenses are estimated amounts.

             Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases
 (as a percentage of net asset value per share)(1)            4.50%
Maximum  Deferred Sales Load (as a percentage  of
offering price)                                                None
Maximum Sales Load Imposed on Reinvested Dividends             None
Redemption Fees (2)                                            None
Exchange Fees                                                  None


              Annual Fund Operating Expenses
          (as a percentage of average net assets)


Management Fees                                        1.00%
12b-1 Fees (3)                                         0.25
Other Expenses (net of reimbursements) (4)             0.75
Total Fund Operating Expenses (net of
reimbursements) (4)                                    2.00%


(1)   This  sales  charge  is  the  maximum  applicable  to
purchase  of  shares.  The Fund has decided  to  waive  the
sales  charge  until the earlier of the date on  which  the
Fund has assets under management in an amount in excess  of
$50  million, or June 30, 1999.  Certain investors may  not
have  to  pay this sales charge, and reduced sales  charges
are  available  under  certain circumstances.   See  "Share
Price - Front-End Sales Charge Waivers and Reductions."


(2)  A fee of $12.00 is charged for each wire redemption.


(3)   The distribution expenses are 0.25% per annum of  the
Fund's  average net assets.  See "Distribution Plan."   The
distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.


(4) "Other Expenses" is based on estimated amounts for the current fiscal year. For the period ending June 30, 1999, the Adviser has agreed to waive its management fee and/or reimburse the Fund to the extent necessary to ensure that the Fund's total annual operating expenses, including the Adviser's advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, and extraordinary items, do not exceed 2.0% of the Fund's average daily net assets;
provided, however, that the Adviser is entitled to recoup amounts waived or reimbursed for a period of up to three years from the date such amounts were reimbursed or waived.
Absent these waivers and reimbursements, the Other Expenses and Total Fund Operating Expenses are estimated to be ____% and ____%, respectively.

The  purpose  of  this  table  is  to  assist  you   in
understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund.

The following example illustrates the expenses that you
would   incur  on  a  $1,000  investment  over  various
periods,  assuming (1) a 5% annual rate of  return  and
(2) redemption at the end of each period based on "Total Fund Operating Expenses" in the table above.
The 4.50% maximum sales charge imposed on Fund shares is reflected in the example.


                  1 Year  3 Year

                   $64     $105

This  example should not be considered a representation
of  past  or  future  expenses or performance.   Actual
expenses may be higher or lower than those shown.



           INVESTMENT OBJECTIVE AND POLICIES


The  investment objective presented below  may  not  be
changed   without  shareholder  approval.   Since   all
investments are subject to inherent market risks, there is no assurance that this investment objective will be realized.


The   investment  objective  of  the  Fund  is  capital
appreciation.  The Fund seeks to achieve its investment
objective by investing primarily in the common stock of
large capitalization companies in the technology sector
engaged  in  the processing or delivery of information.
The  investment methodology used by the Fund to achieve
its  investment  objective is based on  the  investment
methodology  developed by the Adviser in  creating  and
maintaining the Light Index.  The companies included in
the  Light Index are publicly-traded companies  engaged
in the processing or delivery of information which have
large  capitalizations (i.e., a  capitalization  of  at
least  $1 billion) and which, in the Adviser's opinion,
are  or  are  expected to become leaders in the  "Light
Revolution" - a term created by the Adviser to describe
the transition of the world's economy from one based on
the  ability to perform physical work with machines  at
high  speed to one based on the ability to process  and
deliver  information  at  the  speed  of  light.    See
"Management-The Light Index."


While the Adviser will base its investment methodology on the investment methodology it uses in managing the Light Index, the Fund is not an "index fund" and while the Adviser anticipates that the Fund will be managed in a substantially similar manner to the Adviser's previous selection and weightings for the Light Index, the Adviser will not attempt to identically replicate the performance of the Light Index in managing the Fund.


The  Fund  intends to remain fully invested  and  under
normal  circumstances the  Fund intends  to  invest  at
least 95% of its assets in common stocks and in futures
contracts  and options on such stocks.  The  Fund  will
not  invest  in  cash reserves as part of  a  temporary
defensive strategy, such as lowering its investment  in
common stocks to protect against potential stock market
declines.   The Fund is managed without regard  to  tax
ramifications, and is responsible for voting the shares
of  all  securities  it holds.  See "Implementation  of
Policies"   for  a  description  of  these  and   other
investment practices of the Fund.




                   INVESTMENT RISKS


The  Adviser has no prior experience advising a  mutual
fund,  but principals of the Adviser, through  separate
advisory entities controlled by such principals, act as
investment  advisers  to individual  and  institutional
clients  with  investment portfolios of more  than  $90
million in the aggregate.  See "Management."  There can
be   no   assurance  that,  by  using   an   investment
methodology based on the investment methodology used in
managing the Light Index, the Fund will achieve similar
returns.  Investors should not consider the performance
of  the  Light  Index as an indication  of  the  future
performance   of   the  Fund  or  the   Adviser.    See
"Management-Performance of the Light Index."

              IMPLEMENTATION OF POLICIES



Set  forth  below is a discussion concerning  types  of
investments in which the Fund may invest, strategies it
may employ, and a summary of related risks.  A complete
listing   of   the  Fund's  investment   policies   and
techniques  is  contained in the  Company's  SAI.   The
Fund's  policies may be changed without a vote  of  the
Fund's  shareholders.   Policies  and  limitations  are
considered  at  the  time  of  purchase;  the  sale  of
investments  is  not  required  in  the  event   of   a
subsequent change in circumstances.


Short-Term  Fixed  Income  Securities.   The  Fund  may
invest  in  certain short-term fixed income securities.
Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities include obligations of the United States Government and its agencies or instrumentalities; commercial paper, bank certificates of deposit, and bankers' acceptances; and repurchase agreements collateralized by these securities.


Derivative   Securities.   Derivative  securities   are
instruments whose values are linked to or derived from an underlying security or index. The most common and conventional types of derivative securities are futures and options. The Fund may use stock futures contracts, options, warrants, and swap agreements to a limited extent. Specifically, the Fund may enter into futures contracts and options provided that not more than 5% of its assets are required as a margin deposit for futures contracts or options. Furthermore, not more than 20% of the Fund's assets are to be invested in futures and options at any time.


The  risk of loss associated with futures contracts  in
some strategies can be substantial due both to the  low
margin  deposits required and the extremely high degree
of leverage involved in futures pricing. As a result, a
relatively  small price movement in a futures  contract
may  result  in  an immediate and substantial  loss  or
gain. However, the Fund will not use futures contracts,
options,  warrants,  convertible  securities  or   swap
agreements for speculative purposes or to leverage  its
net  assets. Accordingly, the primary risks  associated
with  the  Fund's  use  of these investments  are:  (i)
imperfect  correlation between  the  change  in  market
value of the stocks held by the Fund and the prices  of
futures  contracts and options; and (ii) possible  lack
of a liquid
secondary market for a futures contract and
the  resulting  inability to close a  futures  position
prior  to  its  maturity date. The  risk  of  imperfect
correlation  will  be minimized by  investing  only  in
those  contracts whose behavior is expected to resemble
that of the Fund's underlying securities. The risk that
the Fund will be unable to close out a futures position
will be minimized by entering into such transactions on
a national exchange with an active and liquid secondary
market.   However,   options,   warrants,   convertible
securities and swap agreements purchased or sold over-the-counter may be less liquid than exchange-traded securities.

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, the Fund will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counter-party. This risk will be mitigated by the Fund's investment in the specific asset for which it is obligated to pay a return.

Foreign  Securities.  The Fund may  invest  in  foreign
securities.   Investors should consider  carefully  the
substantial  risks  involved in  investing  in  foreign
securities,  whether made directly or through  American
Depository Receipts, which are in addition to the usual
risks  inherent in domestic investments.  There is  the
possibility   of   expropriation,  nationalization   or
confiscatory  taxation, taxation of  income  earned  in
foreign nations or other taxes imposed with respect  to
investments   in  foreign  nations,  foreign   exchange
controls  (which may include suspension of the  ability
to  transfer  currency from a given  country),  foreign
investment  controls on daily stock  market  movements,
default in foreign government securities, political  or
social  instability, or diplomatic  developments  which
could  affect investments in securities of  issuers  in
foreign  nations.  Some countries may withhold portions
of  interest and dividends at the source.  In addition,
in  many  countries  there is less  publicly  available
information about issuers than is available in  reports
about   companies   in  the  United  States.    Foreign
companies   are  not  generally  subject   to   uniform
accounting, auditing and financial reporting standards,
and  auditing  practices and requirements  may  not  be
comparable   to  those  applicable  to  United   States
companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.

Security  Lending.   The Fund may lend  its  investment
securities  to  qualified institutional  investors  for
either  short-term or long-term purposes  of  realizing
additional  income.  Loans of securities  by  the  Fund
will  be collateralized by cash, letters of credit,  or
securities  issued or guaranteed by the U.S. Government
or  its  agencies. The collateral will equal  at  least
100%   of  the  current  market  value  of  the  loaned
securities. The Fund will limit such loans so that they will not exceed 33 1/3% of the value of its securities.



Portfolio  Turnover.  A change in the investments  held
by   the   Fund  is  known  as  "portfolio   turnover."
Portfolio  turnover generally involves expense  to  the
Fund,  including brokerage commissions or dealer  mark-
ups  and  other  transaction  costs  on  the  sale   of
securities and reinvestment in other securities.   Such
sales  may result in the realization of taxable capital
gains.  See "Dividends, Other Distributions and Taxes."
Under  normal market conditions, the portfolio turnover
rate  for  the  Fund is anticipated  to  be  under  50%
annually.


                INVESTMENT RESTRICTIONS


The  Company  has adopted several restrictions  on  the
investments and other activities of the Fund  that  may
not  be  changed  without  shareholder  approval.   For
example, the Fund:


     1.   May  not  with  respect to 75% of  its  total
          assets, purchase the securities of any issuer
          (except  securities issued or  guaranteed  by
          the  U.S.  government  or  its  agencies   or
          instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer or
          (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.


     2.   May (i) borrow money from banks and (ii) make
          other   investments  or   engage   in   other
          transactions permissible under the Investment
          Company  Act  of 1940 (the "1940 Act")  which
          may  involve a borrowing, provided  that  the
          combination of (i) and (ii) shall not  exceed
          33-1/3%  of  the  value of the  Fund's  total
          assets (including the amount borrowed),  less
          the    Fund's    liabilities   (other    than
          borrowings). The Fund may also borrow money from other persons to the extent permitted by applicable law.


     3. May not issue senior securities, except as permitted under the 1940 Act.


     4. May not make loans if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments or (ii) engaging in repurchase agreements.


     5.   May not purchase the securities of any issuer
          if,  as a result, more than 25% of the Fund's
          total   assets  would  be  invested  in   the
          securities of issuers, the principal business
          activities of which are in the same industry.
          The   Fund   does  not  consider  all   Light
          Revolution  companies  to  be  in  the   same
          industry.


                      MANAGEMENT


Under  the laws of the state of Maryland, the Board  of
Directors of the Company (the "Board of Directors")  is
responsible  for  managing the Company's  business  and
affairs.   The Board of Directors also oversees  duties
required  by  applicable state and  federal  law.   The
Company   has  entered  into  an  investment   advisory
agreement with the Light Index Investment Company  (the
"Adviser") dated ___________________________, 1998 (the
"Advisory Agreement"), pursuant to which the Adviser furnishes continuous investment advisory services to the Fund. The Adviser discharges its responsibilities subject to the supervision of the Board of Directors.


The Adviser was organized in 1997 and is located at 704
Court   A,  Tacoma,  Washington   98402.   The  Adviser
supervises and manages the investment portfolio of  the
Fund  and,  subject
to such policies as  the  Board  of
Directors may determine, directs the purchase  or  sale
of  investment securities in the day-to-day  management
of the Fund's investment portfolio.  Under the Advisory
Agreement, the Adviser, at its own expense and  without
reimbursement from the Fund, furnishes office space and
all   necessary   office  facilities,   equipment   and
executive personnel for managing the investments of the
Fund  and  pays salaries and fees of all  officers  and
directors  of  the  Company (except the  fees  paid  to
directors  who  are  not  interested  persons  of   the
Adviser).   For  the foregoing the Adviser  receives  a
monthly fee based on the Fund's average daily net assets at the annual rate of 1.0%.


Mr.  Henry  Hewitt, the President of the  Adviser,  has
been  a registered investment adviser since 1993.   Mr.
Hewitt  is the majority shareholder of the Adviser  and
serves as the portfolio manager of the Fund.  As  such,
he  is responsible for the day-to-day management of the
Fund.  Mr. John Harrington serves as Vice President  of
the   Adviser.   He  is  also  President  and  CEO   of
Harrington  Investments, Inc., a registered  investment
adviser  in  Napa,  California.   Mr.  Harrington   was
founder  and  Chairman of the Board of  Working  Assets
Management Company and President of Working Asset Money
Fund (now Citizens Trust Fund). He is also the Manager of Global Partners, L.L.C., a venture capital fund.


Fund  Expenses.  The Fund will pay all of its  expenses
not  assumed by the Adviser including, but not  limited
to,   the   costs   of  preparing  and   printing   its
registration  statements required under the  Securities
Act of 1933, as amended (the "Securities Act"), and the
Investment  Company Act of 1940, as amended (the  "1940
Act"),  and  any  amendments thereto, the  expenses  of
registering its shares with the Securities and Exchange
Commission  (the "SEC") and in the various states,  the
printing  and distribution cost of prospectuses  mailed
to  existing  shareholders, the cost  of  director  and
officer  liability insurance, reports to  shareholders,
reports to government authorities and proxy statements,
interest  charges, brokerage commissions, and  expenses
incurred  in  connection  with portfolio  transactions.
The  Fund will also pay the fees of directors  who  are
not officers of the Company, salaries of administrative
and  clerical  personnel, association membership  dues,
auditing and accounting services, fees and expenses  of
any  custodian  or  trustees  having  custody  of  Fund
assets, expenses of calculating the net asset value and
repurchasing  and  redeeming shares,  and  charges  and
expenses of dividend disbursing agents, registrars, and
share  transfer agents, including the cost  of  keeping
all  necessary  shareholder records  and  accounts  and
handling any problems relating thereto.  For the period
ending  June 30, 1999, the Adviser has agreed to  waive
its  management fee and/or reimburse the  Fund  to  the
extent necessary to ensure that the Fund's total annual
operating  expenses, including the  Adviser's  advisory
fee  and the administration fee but excluding interest,
taxes,  brokerage commissions and other costs  incurred
in  connection with the purchase or sale  of  portfolio
securities, and extraordinary items, do not exceed 2.0%
of  the  Fund's  average daily net  assets.   Any  such
waiver  or  reimbursement  will  have  the  effect   of
lowering  the  overall expense ratio for the  Fund  and
increasing  the Fund's overall return to  investors  at
the time any such amounts are waived and/or reimbursed.
For  the period ending June 30, 1999, after waivers and
reimbursements,  these expenses are expected  to  total
2.0%  of  the  Fund's average daily  net  assets.   The
Adviser  is  entitled  to  recoup  amounts  waived   or
reimbursed for a period of up to three years from the date such amounts were reimbursed or waived.

The Light Index.  In addition to managing the Fund, the
Adviser  manages  and publishes the Light  Index.   The
Adviser  created  the Light Index  and  determines  its
composition.   The Adviser reviews on  a  quarterly  or
more  frequent  basis the performance of  each  company
comprising  the  Light Index and,  in  its  discretion,
makes  additions to and deletions from the Light  Index
at  that time.  In deciding whether to add or delete  a
company  from  the  Light Index, the Adviser  considers
economic   fundamentals  which  it  gathers  from   the
companies'  financial statements,  including,  but  not
limited  to,  sales  growth,  R&D  spending,  operating
margins, inventory turnover, days sales outstanding and
market  share.   Deletions from the Light  Index  occur
when  a  company is acquired by or merged with  another
company and is not the surviving entity or when, in the
opinion  of  the  Adviser, a company  is  no  longer  a
leading  firm  in  its segment of  the  market  or  its
economic  fundamentals have begun to  deteriorate.   On
January 2, 1998, four companies were added to and  four
companies  were deleted from the Light  Index.   During
1997,  five companies were added to and five  companies
were  deleted from the Light Index; during 1996,  eight
companies  were  added  to, and  eight  companies  were
deleted  from  the Light Index; and during  1995,  nine
companies  were  added  to, and  eight  companies  were
deleted  from the Light Index.  The greater  number  of
additions  than  deletions  occurring  during  1995  is
attributable  to the acquisition of McCaw  Cellular  by
AT&T  which was completed on September 20, 1994.  McCaw
Cellular  was  not replaced until 1995.  To  date,  the
Adviser   has   not   invested  client   funds   on   a
discretionary  basis  in  the  Light  Index,  but   has
published  the Light Index since 1994.  A current  list
of  the companies comprising the Light Index at any one
time,  their  performance  and  recent  additions   and
deletions to the Light Index can be found on the world wide web at www.lightindex.com.


Performance  of  the Light Index.  The following  table
shows the historical composite performance data for the
Light  Index  for the periods shown.  The  Light  Index
represents a hypothetical investment of $10,000 in each
of  the companies which are selected by the Adviser for
inclusion in the Light Index.  The Light Index  follows
an  investment methodology (i.e., investment objective,
policies and strategies) substantially similar  to  the
investment methodology used in managing the Fund.   The
Adviser has not managed funds on a discretionary  basis
using  the  Light  Index, but has published  the  Light
Index  since 1994.  The Light Index is not  subject  to
the    diversification   requirements,   specific   tax
restrictions and investment limitations imposed on  the
Fund  by  the Internal Revenue Code of 1986, as amended
(the   "Code"),   and   the  1940  Act,   respectively.
Consequently,  the performance results  for  the  Light
Index  could have been adversely affected if the  Light
Index  had  been  an actual investment regulated  under
federal securities and tax laws.  This data is provided
to  illustrate the past performance of the  Adviser  in
managing the Light Index with an investment methodology
substantially similar to the investment methodology  to
be  used  by  the  Adviser in  managing  the  Fund,  as
measured against the Standard & Poor's 500 Stock  Index
("S&P  500")  and the Lipper Science & Technology  Fund
Index (the "Lipper Index"), and does not represent  the
actual   or   anticipated  performance  of  the   Fund.
Investors should not consider this performance data as an indication of the future performance of the Fund or the Adviser.


The  performance  information for the Light  Index  has
been   calculated   in  accordance   with   recommended
standards  of the Association for Investment Management
and  Research  ("AIMR"), retroactively applied  to  all
time  periods.  All returns presented are time-weighted
total  rates of return and include the reinvestment  of
dividends  and interest except that data for the  Light
Index    excludes   dividend   and   earnings   income.
Performance data for the Light Index
was calculated  as
if  an  investor had invested $10,000 in  each  of  the
companies comprising the Light Index.  To the Adviser's
knowledge,   no   investor   has   so   invested,   and
consequently,  the performance data does not  represent
actual  results  achieved by any investor.   An  actual
investor's results would have differed, based in part upon the charging of transaction fees and expenses, the timing of portfolio purchases, and other factors to which the Light Index is not subject.


Total return is calculated monthly in accordance with the time weighted rate of return method provided for by AIMR standards accounted for on a trade date and accural basis. AIMR standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.


The   performance  information  for  the  Light   Index
presented  below  is unaudited and is not  intended  to
predict  or  suggest the future returns  of  the  Fund.
Investors should be aware that the use of a methodology
different than that used below to calculate performance
could  result  in different performance data  and  that
comparisons  of  investment  results  should   consider
qualitative circumstances and should be made  only  for
portfolios    with    generally   similar    investment
objectives.   All rates of return for the  Light  Index
appearing in the table reflect a deduction to account for the maximum applicable sales charge and fees and expenses consistent with the Annual Fund Operating
Expenses table, but do not reflect the reinvestment of dividends or distributions. See "Fees and Expenses."


                          Annual Rates of Return for the
                                  Light Index(1)
                                   (in percent)
                             Years Ended December 31,
                      1997      1996      1995      1994
The Light Index (2)  _______   _______  ________  ________
S&P 500 (3)           31.01     20.26     34.11     -1.54
Lipper Index(4)        7.75     16.82     34.74     10.27




                         Compounded Annual Rates of Return
                              for the Light Index(1)
                        (For the Period Ended December 31,
                                       1997)
                           4 Years               1 Year
The Light Index(2)        ________%             ________%
S&P 500 (3)                20.96%                31.01%
Lipper Index (4)           17.39%                 7.75%

     __________________________

     (1)  Total annual rate of return is the change  in
     redemption  value  of  units  purchased   with   a
     hypothetical initial $10,000 investment, assuming no dividends or earnings on the Light Index.
     Compounded annual rate of return represents the level annual rate which, if earned for each year in a multiple year period, would produce the cumulative rate of return over that period.

     (2)   The  strategy  employed by  the  Adviser  in
     maintaining  the  Light Index has been  consistent
     since  its  inception, except  that  beginning  on
     January  2, 1996, the Adviser amended the criteria
     for  including  a company in the  Light  Index  to
     require  a  minimum  market capitalization  of  $1
     billion.   That amendment resulted in the  removal
     from the Light Index of ______ companies and the addition of _____ companies. See "Management-The
     Light Index."


     (3)   The S&P 500 is a widely recognized index  of
     market activity based on the aggregate performance
     of  a  selected, unmanaged portfolio  of  publicly
     traded   common  stocks.   The  performance   data
     includes   reinvested  dividends,  but  does   not
     reflect   investment  management  fees,  brokerage
     commissions and other expenses associated with investing in equity securities.


     (4)   The  Lipper Index consists of  the  top  ten
     technology  mutual  funds as measured  by  dollars
     invested  in  those funds.  The  performance  data
     includes  reinvested dividends  [,  but  does  not
     reflect   investment  management  fees,  brokerage
     commissions and other expenses associated with investing in equity securities].

              ADMINISTRATION OF THE FUND

The   Fund  has  entered  into  a  Fund  Administration
Servicing  Agreement  (the "Administration  Agreement")
with  Firstar Trust Company, 615 East Michigan  Street,
Milwaukee,  Wisconsin   53202 ("Firstar").   Under  the
Administration   Agreement,   Firstar   prepares    and
maintains  the  books,  accounts  and  other  documents
required by the Act, responds to shareholder inquiries,
prepares  the  Fund's  financial  statements  and   tax
returns, prepares certain reports and filings with  the
SEC  and  with  state  blue sky authorities,  furnishes
statistical and research data, clerical, accounting and
bookkeeping   services   and  stationery   and   office
supplies, keeps and maintains the Fund's financial  and
accounting records and generally assists in all aspects
of  the Fund's operations.  Firstar, at its own expense
and  without  reimbursement from  the  Fund,  furnishes
office  space  and  all  necessary  office  facilities,
equipment  and  executive personnel for performing  the
services  required  to be performed  by  it  under  the
Administration  Agreement.  For the foregoing,  Firstar
receives from the Fund a fee, paid monthly at an annual
rate  of .06% for the first $200 million of the  Fund's
average  net assets, .05% of the next $500  million  of
the  Fund's average net assets, and .03% of the  Fund's
average   net   assets  in  excess  of  $700   million.
Notwithstanding the foregoing, the minimum annual fee payable to the administrator is $30,000.


Firstar  also provides custodial, transfer  agency  and
accounting   services   for  the   Fund.    Information
regarding the fees payable by the Fund to Firstar for these services is provided in the SAI.

Shares  of the Fund are sold on a continuous  basis  by
the  Fund's distributor, First Data Distributors,  Inc.
("FDDI"),  a  wholly-owned  subsidiary  of  First  Data
Services    Group,   Inc.    FDDI   is   a   registered
broker/dealer  with principal offices located  at  4400
Computer Drive, Westboro, Massachusetts, 01581-5108.

       DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions. The Fund intends to declare and pay income dividends on an annual basis.
The Fund intends to distribute net capital gains, if any, on an annual basis in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Such election must be made in writing to the Fund. If you elect to have distributions paid in cash and choose to have a check mailed to you and either the U.S. Postal Service is unable to deliver the check to you or if the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at the then current net asset value per share until you notify the Fund of different instructions.

Taxes.  The Fund intends to qualify for taxation  as  a
"regulated investment company" ("RIC") under the  Code,
so  that the Fund will not be subject to federal income
tax  to the extent it distributes its income and  gains
to  shareholders. Dividends, whether paid  in  cash  or
reinvested  in  additional shares, from net  investment
income  and net short-term capital gains, if any,  will
be taxable to shareholders as ordinary income (unless a
shareholder is exempt from income tax or entitled to  a
tax  deferral), and will qualify, in part, for the  70%
dividends-received deduction for corporations, but the portion of the Fund's dividends so qualified will depend on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

Distributions  of net capital gain (the excess  of  net
long-term  capital  gain  over net  short-term  capital
loss)  are taxable to shareholders as long-term capital
gain,  whether paid in cash or additional  shares,  and
regardless of the length of time the shares  have  been
owned  by  the shareholder.  Under the Taxpayer  Relief
Act  of  1997 ("Tax Act"), different maximum tax  rates
apply  to  net capital gain depending on the taxpayer's
holding period and marginal rate of federal income  tax
-  generally, 28% for gain on capital assets  held  for
more than one year but not more than 18 months and  20%
(10% for taxpayers in the 15% marginal tax bracket)  on
capital  assets held for more than 18 months.  The  Tax
Act, however, does not address the application of these
rules  to distributions of net capital gain by  a  RIC,
including whether those distributions may be treated by
its  shareholders in accordance with the RIC's  holding
period for the assets it sold that generated the  gain;
the  application thereof must be determined by  further
legislation   or  future  regulations  that   are   not
available   as  this  Prospectus  is  being   prepared.
Accordingly,  shareholders  should  consult  their  tax
advisers   as  to  the  effect  of  the  Tax   Act   on
distributions by the Fund to them of net capital  gain.
Capital  gain  distributions are not eligible  for  the
dividends-received    deduction    for    corporations.
Shareholders  are notified annually as to  the  federal
tax status of dividends and other distributions paid by
the  Fund.   If  a shareholder is not required  to  pay
taxes on income, such shareholder is generally not required to pay federal income tax on the amounts distributed to him or her.

Any  dividends and capital gain distributions  declared
in December to shareholders of record on a date in that
month will be deemed to have been paid by the Fund  and
received  by  shareholders  on  December  31   if   the
distributions  are  paid  before  February  1  of   the
following year.

When a shareholder redeems shares of the Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the shares. In addition, if Fund shares are bought within thirty days before or after selling other Fund shares at a loss, all or a portion of the loss will not be deductible and will increase the basis of the newly purchased shares. Capital gain on redeemed shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the rates indicated above.

The Fund is required by federal law to withhold 31%  of
reportable payments (which includes dividends,  capital
gain   distributions,  and  redemptions)   payable   to
individual and certain other non-corporate shareholders
who  have  not  complied with certain Internal  Revenue
Service  ("IRS") regulations. In order  to  avoid  this
withholding  requirement,  you  must  certify  on   the
Account Registration Form that your Social Security  or
other   taxpayer  identification  number  provided   is
correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Dividends and other distributions declared by the Fund, as well as redemptions of shares, may also be subject to state and local taxes.

The foregoing summarizes some of the important income tax considerations generally affecting the Fund and its shareholders. Potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

                      SHARE PRICE

The Fund's "net asset value" per share is determined by
dividing   the  total  market  value  of   the   Fund's
investments and other assets, less any liabilities,  by
the  number  of  outstanding shares of the  Fund.   The
Fund's net asset value is determined at the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open for trading.

Common  stocks that are listed on a securities exchange
are  valued at the last quoted sales price on  the  day
the  valuation  is made.  Price information  on  listed
stocks is taken from the exchange where the security is
primarily  traded.  Securities which are listed  on  an
exchange but which are not traded on the valuation date
are  valued  at  the most recent bid prices.   Unlisted
securities  for  which  market quotations  are  readily
available  are valued at the latest quoted  bid  price.
Debt  securities  are valued at the latest  bid  prices
furnished  by  independent  pricing  services.    Other
assets  and  securities  for which  no  quotations  are
readily   available  are  valued  at  fair   value   as
determined  in good faith by the Directors.  Short-term
instruments (those with remaining maturities of 60 days
or   less)   are  valued  at  amortized   cost,   which
approximates market.

The  Fund has adopted procedures pursuant to Rule 17a-7
under  the  1940  Act pursuant to which  the  Fund  may
effect   a  purchase  and  sale  transaction  with   an
affiliated person of the Fund (or an affiliated person of such an affiliated person) in which the Fund issues its shares in exchange for securities of a type which are permitted investments for the Fund. For purposes of determining the number of shares to be issued, the securities to be exchanged will be valued in the manner described above.


The Fund's shares are offered and sold on a continual basis at the next offering price ("Offering Price"), which is the sum of the net asset value per share and the sales charge indicated below:

                                                      Portion of
                   As a Percentage  As a Percentage     Offering
Your Investment      of Offering        of Your      Price Retained
                        Price         Investment       by Broker-
                                                        Dealers*

Up to $50,000           4.50%            4.71%           4.00%
$ 50,001 - $100,000     4.00%            4.17%           3.50%
$100,001 - $250,000     3.00%            3.09%           2.50%
$250,001 - $500,000     2.00%            2.04%           1.50%
$500,001 - $1,000,000   1.00%            1.01%           0.50%
Over $1,000,000          None             None             None


*   At the discretion of FDDI, all sales charges may at
times be paid to the broker-dealer, if any, involved in
the  trade.   A broker-dealer paid all or substantially
all of the sales charges may be deemed an "underwriter" under the Securities Act.


No  sales  charge  is  imposed on the  reinvestment  of
dividends  or  capital  gains or  on  certain  exchange
transactions.   For information on how  to  reduce  the
sales charge payable upon the purchase of Fund shares or whether you qualify to purchase shares at net asset value, see "- Front-End Sales Charge Waivers and
Reductions," below. Fund shares are also currently subject to Rule 12b-1 fees in an aggregate amount of 0.25% of the average daily net asset value of the Fund.
The Distribution Plan is described in more detail under "Distribution Plan." Investments in Fund shares above
$1 million are not assessed an initial sales load.


Front-End Sales Charge Waivers and Reductions


Temporary Waiver. The Fund has decided to waive the sales charge until the earlier of the date on which the Fund has assets under management in an amount in excess of $50 million, or June 30, 1999.


Waivers for Certain Investors. Fund shares are offered at net asset value to the following individuals and institutions due to anticipated economies of scale in sales efforts and expense:


          certain retirement plans, such as profit-sharing, pension, 401(k), and simplified employee pension plans (SEP's and SIMPLE's), subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established by FDDI (currently, those criteria require that the employer establishing the plan have 200 or more eligible employees or that the amount of invested total at least $1 million within 13 months of the initial investment);


          directors, officers and full-time employees of the Fund, the Adviser, FDDI and affiliates of such companies, and spouses and minor children of such persons;


          persons who have taken a distribution from a retirement plan invested in shares of the Fund, to the extent the distribution, provided that, the distribution is reinvested within 90 days of the payment date;


          government entities that are prohibited from paying mutual fund sales charges;

          registered  broker-dealers who have  entered
     into a selling or service agreement with FDDI  and
     who  have achieved certain sales objectives of the
     Fund,  for  their  investment accounts  only,  and
     certain  employees  of  such  broker-dealers,  and
     their   spouses,   children,  grandchildren,   and
     parents, in accordance with the internal policies and procedures of the employing broker-dealer;


         owners of private accounts managed by Adviser
     who either purchase Fund shares within one year of
     the  Fund's  inception or who at any time,  within
     the  Adviser's  sole  discretion,  are  no  longer
     eligible   for  separate  account  management   by
     Adviser   and   who  in  either  case   completely
     liquidate their private account and purchase Fund shares with the proceeds within 90 days of the liquidation;


          trust companies investing $1 million or more for common trust or collective investment funds;


         registered investment companies;


          any person who purchases shares of the Fund with redemption proceeds from a money market fund;
     provided, however, that the sales charge waiver provided by this exception shall only be available
     (i) for one such purchase within 12 months of the redemption, (ii) to persons who immediately prior to their investment in the money market fund were shareholders of the Fund, and (iii) to the extent of the investment in the money market fund being redeemed;


         "wrap accounts" for the benefit of clients of registered broker-dealers having a selling or service agreement with the FDDI; and


          any person who purchases shares of the  Fund
     with   redemption  proceeds  from   a   registered
     investment company other than the Fund and on which the investor paid either a front-end sales charge or a contingent deferred sales charge;
     provided that the proceeds are invested in the Fund within 10 days of the redemption.


Please contact your investment professional, FDDI, or Firstar for more information on purchases at net asset value.


Reducing Sales Charges. If you are not eligible for a waiver, there are two ways that you can combine multiple purchases of Fund shares to take advantage of the breakpoints in the sales charge schedule.


          Rights  of Accumulation.  The Fund offers  a
     Right  of  Accumulation ("ROA")  allowing  you  to
     purchase   Fund   shares  at  the   sales   charge
     applicable  to  the sum of (a) the  dollar  amount
     then  being  purchased, plus  (b)  the  higher  of
     either (i) the current market value (calculated at
     the  applicable Offering Price) or (ii) the actual
     purchase price of all Fund shares already held  by
     you  and your spouse and minor children or you and
     members of a qualified group.  A "qualified group"
     is  one that was formed at least one year prior to
     the  ROA purchase, has a purpose other than buying
     Fund  shares  at  a  discount, has  more  than  10
     members,  can  arrange meetings between  FDDI  and
     group  members, agrees to include Fund  literature
     in  mailings to its members, agrees to arrange for
     payroll deductions or other bulk transmissions  of
     investments  to the Fund, and meets other  uniform
     criteria  that allow FDDI to achieve cost  savings
     in distributing shares of the Fund.  To receive an
     ROA,  at the time of purchase, you must give  your
     investment   professional,   FDDI,   or    Firstar
     sufficient  information to determine  whether  the
     purchase  will  qualify  for  the  reduced   sales
     charge.


          Letter  of Intent.  You may also immediately
     qualify for a reduced sales charge on the purchase
     of  Fund shares by completing the Letter of Intent
     section  of  the account application ("LOI").   By
     completing  the LOI, you express an  intention  to
     invest during the next 13-month period a specified
     amount  (minimum  of at least $50,001)  which,  if
     made  at  one  time, would qualify for  a  reduced
     sales charge.  Any shares you own on the date  you
     execute the LOI may be used as a credit toward the
     completion of the LOI.  However, the reduced sales
     charge will only be applied to new purchases.  Any
     redemptions  made during the 13-month period  will
     be subtracted from the amount of the purchases for
     purposes of determining whether the terms  of  the
     LOI have been satisfied.  If, at the end of the 13-
     month  period covered by the LOI, the total amount
     of purchases (less redemptions) does not equal the
     amount indicated, you will be required to pay  the
     difference  between the sales charge paid  at  the
     reduced  rate  and the sales charge applicable  to
     the  purchases actually made.  Shares equal to  5%
     of the amount specified in the LOI will be held in
     escrow  during the 13-month period and are subject
     to involuntary redemption to assure any payment of
     a  higher applicable sales charge.  By signing the
     purchase application and checking the box  labeled
     "Letter  of Intent," you grant to FDDI a  security
     interest  in the reserved shares and appoint  FDDI
     as  attorney-in-fact to sell any  or  all  of  the
     reserved  shares  to  cover any  additional  sales
     charges  if  you do not fulfill your  undertaking.
     Signing  a  LOI does not bind you to purchase  the
     full  amount indicated, but you must complete  the
     intended purchase in accordance with the terms  of
     the  LOI to obtain the reduced sales charge.   For
     more information on the LOI, please contact your investment professional, FDDI, or Firstar.

                   DISTRIBUTION PLAN

The  Fund has adopted a Distribution Plan (the  "Plan")
pursuant  to Rule 12b-1 under the 1940 Act.   The  Plan
authorizes payments by the Fund in connection with  the
distribution  of  its  shares at  an  annual  rate,  as
determined from time to time by the Board of Directors,
of  0.25%  of  the  Fund's average  daily  net  assets.
Amounts paid under the Plan by the Fund may be spent on
any activities or expenses primarily intended to result
in  the sale of shares of the Fund as determined by the
Board  of  Directors,  including but  not  limited  to,
advertising, compensation for sales and sales marketing
activities  of financial institutions and others,  such
as  dealers or other distributors, shareholder  account
servicing, production and dissemination of prospectuses
and sales and marketing materials, and capital or other
expenses   of  associated  equipment,  rent,  salaries,
bonuses,  interest and other overhead. Under the  terms
of the Plan, the Distributor is authorized to, in turn,
pay  all  or  a  portion of this fee to any  securities
dealer, financial institution or any other person  (the
"Recipient") who renders assistance in distributing  or
promoting  the  sale of Fund shares,  or  who  provides
certain  shareholder  services  to  Fund  shareholders,
pursuant   to   a   written  agreement  (the   "Related
Agreement").  To the extent any activity is  one  which
the  Fund may finance without a Plan, the Fund may also
make  payments to finance such activity outside of  the
Plan  and  not  subject  to its limitations.   Payments
under
the  Plan are based upon a percentage of average  daily
net  assets attributable to each Fund regardless of the
amounts actually paid or expenses actually incurred  by
the   Distributor,  however,  in  no  event,  may  such
payments  exceed  the maximum allowable  fee.   It  is,
therefore, possible that the Distributor may realize  a
profit  in  a  particular year as  a  result  of  these
payments.   The  Plan has the effect of increasing  the
Fund's expenses from what they would otherwise be.  The
Board of Directors reviews the Fund's distribution and shareholder servicing fee payments in connection with their determination as to the continuance of the Plan.


Investors  should  understand  that  the  purpose   and
function of the initial sales charge and distribution fees discussed above is to provide the financing of the distribution of the shares of the Fund.

                  GENERAL INFORMATION

The Company is a Maryland corporation.  The Articles of
Incorporation  permit the Board  of  Directors  of  the
Company to issue a total of one hundred million  shares
of common stock with a $0.0001 par value, fifty million
of  which  have  been classified as the shares  of  the
Fund.   The Board of Directors of the Company  has  the
power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series.
Currently the Company is offering one class of shares.


The  shares  of  the  Fund  are  fully  paid  and  non-
assessable;   have  no  preference  as  to  conversion,
exchange, dividends, retirement or other features; and have no pre-emptive rights. Such shares have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they so choose.


Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law.
An annual meeting will be held to vote on the removal of a director or directors of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund.


All securities and cash of the Fund are held by Firstar, which serves as the Fund's Transfer and Dividend Disbursing Agent. PricewaterhouseCoopers, LLP serves as the independent accountant of the Fund and will audit its financial statements annually. The Fund is not involved in any litigation.


                   WHO SHOULD INVEST


The  Fund  is  designed for investors  seeking  capital
appreciation.  See "Investment Objective and Policies."
Shareholders should expect to be fully exposed  to  the
market  risks inherent in investing in stocks.  As  the
prices  of stocks may be volatile, only investors  able
to  tolerate possibly substantial fluctuations  in  the
value   of  their  investment  should  contemplate   an
investment in the Fund.


Investors may wish to reduce the potential risk of investing in the Fund by purchasing shares on a regular, periodic basis (dollar-cost averaging) rather than making an investment in one lump sum. See "Share
Price - Front-End Sales Charge Waivers and Reductions -
Reducing Sales Charges."


The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements.
Investors who engage in excessive account activity generate additional costs which are borne by all shareholders. In order to minimize such costs, the Fund reserves the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management. The Fund also reserves the right to suspend the offering of its shares.


Investors should not consider an investment in the Fund
a   complete  investment  program,  but  only  as   one
component of a diversified portfolio of investments.

       OPENING AN ACCOUNT AND PURCHASING SHARES

You may open a regular (non-retirement) account, either
by mail or wire.  Simply complete and return a Purchase
Application   and  any  required  legal  documentation,
indicating  the  amount  you  wish  to  invest.    Your
purchase  must be equal to or greater than the  $10,000
minimum  initial investment requirement or  $1,000  for
Uniform  Gifts/Transfers  to Minors  Act  accounts  and
Individual  Retirement  Accounts  (IRAs)  (except   for
Education   IRAs,  which  have  no  minimum  investment
requirements).  You must open a new IRA by  mail  (IRAs
may not be opened by wire) using a Light Revolution IRA
Application.  Your purchase must be equal to or greater
than the $1,000 minimum initial investment requirement,
but no more than $2,000 if you are making a regular IRA
contribution  (no more than $500 for an  Education  IRA
contribution).   Rollover contributions  are  generally
limited to the amount withdrawn within the past 60 days
from an IRA or other qualified Retirement Plan.  If you
need  assistance with the forms or have  any  questions
about  the  Fund, please call our Investor  Information
Department  at 1-888-463-3957.  Note:  For other  types
of    account    registrations   (e.g.    corporations,
associations, other organizations, trusts or powers of attorney), please call us to determine which additional forms you may need.


All  applications to purchase capital stock are subject
to  acceptance or rejection by authorized  officers  of
the   Fund   and   are  not  binding  until   accepted.
Applications will not be accepted unless accompanied by
payment in U.S. funds.  Payment should be made by check
drawn  on  a  U.S.  bank, savings and loan,  or  credit
union.   The custodian will charge a $20 fee against  a
shareholder's  account,  in  addition   to   any   loss
sustained by the Fund, for any payment check returned to the custodian for insufficient funds, stop payment or account closed. It is the policy of the Fund not to accept applications under certain circumstances, for example, if an individual previously tried to purchase shares with a bad check, or in amounts considered disadvantageous to shareholders.

Because  of the risks associated with common stock  and
bond  investments, the Fund is intended to be  a  long-
term  investment vehicle and is not designed to provide
investors  with  a means of speculating  on  short-term
market movements.  Consequently, the Fund reserves  the
right  to  reject any specific purchase  request.   The
Fund also reserves the right to suspend the offering of shares for a period of time.

The  Fund's shares are purchased at the next-determined
Offering Price after your investment has been received.
See "Share Price."


Purchasing  by  Mail.  Complete and sign  the  Purchase
Application.

New Account. Please include the amount of your initial investment on the Purchase Application, make your check payable to Light Revolution Fund and mail to:

                 Light Revolution Fund
               c/o Firstar Trust Company
                     P.O. Box 701
               Milwaukee, WI  53201-0701
                 _____________________

       For express or registered mail, sent to:

                 Light Revolution Fund
               c/o Firstar Trust Company
               615 East Michigan Street
               Milwaukee, WI  53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery service to be its agent.
Therefore, deposit in the mail or with such services, or receipt at Firstar's post office box of purchase applications or redemption requests does not constitute receipt by Firstar or the Fund.


Alternatively, you may place an order to purchase shares of the Fund through a broker-dealer. Broker-dealers may charge a transaction fee for placing orders to purchase Fund shares. It is the responsibility of the broker-dealer to place the order with the Fund on a timely basis.

Additional Investments.  Subsequent investments to  any
account  may  be  made by mail or  wire.   The  minimum
subsequent  investment is $100.  Additional investments
should  include the Additional Investment Form attached
to  your Fund confirmation statements. Please make your
check  payable  to  Light Revolution Fund,  write  your
account  number  on your check and,  using  the  return
envelope   provided,  mail  to  one  of  the  addresses
indicated for new accounts.

All written requests should be mailed to one of the addresses indicated for new accounts. Do not send registered, overnight or express mail to the post office box address.

Purchasing by Wire.  Money should be wired to:

             Firstar Bank Milwaukee, N.A.
               777 East Wisconsin Avenue
                  Milwaukee, WI 53202
                ABA Number 0750-000-22

         For credit to:  Firstar Trust Company
              Account Number 112-952-137

               For further credit to:
               Light Revolution Fund, [shareholder
               account number], [shareholder name].

Before  Wiring.   To assure proper receipt,  please  be
sure to contact our Investor Information Department  at
1-888-463-3957 before wiring and to include the  above-
referenced  information.  If  you  are  opening  a  new
account,  please complete the Purchase Application  and
mail  it  to the "New Account" address after completing
your  wire  arrangement.   Note:   Federal  Funds  wire
purchase orders will be accepted only when the Fund and Firstar are open for business.


Purchasing by Telephone.  The Fund lets you move  money
from  your  bank account to your Light Revolution  Fund
account  by  telephone transfer at your request.   Only
bank  accounts held at domestic financial  institutions
that  are Automated Clearing House ("ACH") members  can
be   used   for   telephone  transactions.    Telephone
transactions  may not be used for initial purchases  of
Fund   shares,   and   there  is  a  minimum   purchase
requirement  of  $100 per telephone transaction.   Your
account must already be established prior to initiating
telephone   purchases.   Your  Fund  shares   will   be
purchased at the net asset value determined as  of  the
close  of  regular  trading on the  date  that  Firstar
receives  payment by electronic funds transfer  through
the ACH System.  Most transfers are completed within  3
business days. To preserve flexibility, the Fund may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently the Fund does not expect to charge a fee.
Shareholders in the Fund may also request by telephone a change of address, a change in investments made through an Automatic Investment Plan, and a change in the manner in which dividends are received.

Automatic  Investment  Plan.  The Automatic  Investment
Plan allows you to purchase shares by an electronic transfer of funds at regular monthly intervals from your bank checking account, money market account, NOW account or savings account.

There is no minimum initial investment if you enroll in the Automatic Investment Plan when you open your account. Your account will be debited and shares will be purchased at regular monthly intervals of your choosing at the then-current net asset value. You may join the Automatic Investment Plan by completing that portion of the Purchase Application or filling out a separate Automatic Investment Plan Application which you may obtain from the Fund or from Firstar. You may cancel your participation in the Automatic Investment
Plan or change the amount of purchase or the day of each month on which shares are purchased at any time by calling our Investor Information Department at 1-888-
463-3957  or by writing to the Fund, c/o Firstar  Trust
Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
The change or cancellation by a shareholder will be effective five business days following receipt.


Each  investment through the Automatic Investment  Plan
must  be at least $100 and not more than $50,000.   For
you  to  participate in the Automatic Investment  Plan,
your bank or other financial institution must be an ACH
member.   It  will take about 15 days  for  Firstar  to
process
your Automatic Investment Plan enrollment.  The
Fund  may  modify or terminate the Automatic Investment
Plan at any time or charge a service fee, although no such fee is currently contemplated.

Choosing a Distribution Option. You must select one of three distribution options:

          1.   Automatic  Reinvestment Option  --  Both
               dividends     and     capital      gains
               distributions  will  be  reinvested   in
               additional  Fund  shares.   This  option
               will be selected for you unless you specify one of the other options.

          2. Cash Dividend Option -- Your dividends will be paid in cash and your capital gains will be reinvested in additional
               Fund shares.

          3. All Cash Option -- Both dividend and capital gains distributions will be paid in cash.

         You may change your option by calling our Investor Information Department at 1-888-463-
         3957.

Tax Caution.  Investors should ask about the timing  of
capital   gains   and  dividend  distributions   before
investing.   Under  Federal  tax  laws,  the  Fund   is
required  to distribute net capital gains and  dividend
income to  Fund shareholders.  These distributions  are
made to all shareholders who own Fund shares as of  the
distribution's record date, regardless of how long  the
shares  have been owned.  Purchasing shares just  prior
to  the record date could have a significant impact  on
your  tax liability for the year.  For example, if  you
purchase  Fund shares immediately prior to  the  record
date  of  a  sizable  capital gain or  income  dividend
distribution, you will be assessed taxes on the  amount
of  the capital gain and/or dividend distribution later
paid  even though you owned the Fund shares for just  a
short   period  of  time.   (Taxes  are  due   on   the
distributions  even  if  the  dividend   or   gain   is
reinvested in additional Fund shares.) While the total value of your investment will be the same after the distribution -- the amount of the distribution will offset the drop in the net asset value of the shares -- you should be aware of the tax implications the timing of your purchase may have.

Prospective investors should, therefore, inquire about potential distributions before investing. The Fund's annual capital gains distributions normally occur in December, and income from dividends are generally paid annually in December. For additional information on distributions and taxes, see "Dividends, Capital Gains, and Taxes."


Important Information.  Certain optional Fund  services
may   be  selected  when  you  complete  your  Purchase
Application.   However, the easiest  way  to  establish
optional Fund services on your account is to call our Investor Information Department (1-888-463-3957) for assistance.

For  our  mutual protection, we may require a signature
guarantee  on certain written transaction requests  and
will  require  a  signature guarantee for  all  written
redemptions  over $25,000 and when redemption  proceeds
are made payable to other than the account owner(s)  or
are being sent to other than the address of record.   A
signature guarantee verifies the authenticity  of  your
signature  and may be obtained from banks, brokers  and
any other guarantor that the Fund deems acceptable.   A
signature guarantee cannot be provided by a notary public.

Share certificates will be issued upon request.   If  a
certificate is lost, you may incur an expense to replace it.

If you purchase shares in the Fund through a registered broker-dealer or investment adviser, the broker-dealer or adviser may charge a service fee.

The Fund will not cancel any trade (e.g., a purchase or redemption) believed to be authentic, received in writing or by telephone, once the trade has been received.

When Your Account Will Be Credited.  Your trade date is
the  date on which your account is credited.   If  your
purchase is made by check or Federal Funds wire and  is
received  by the close of regular trading  on  the  New
York Stock Exchange (generally 4:00 p.m. Eastern time),
your  trade  date  is  the day  of  receipt.   If  your
purchase  is received after the close of the  Exchange,
your  trade date is the next business day.  Your shares
are purchased at the net asset value determined on your
trade  date.   The  Fund  will not  accept  third-party
checks  to  open  an  account.   Please  be  sure  your
purchase  check  is  made payable to "Light  Revolution
Fund."

                  SELLING YOUR SHARES

You  may  withdraw  any portion of the  funds  in  your
account  by  redeeming shares at any time  (please  see
"-Important Redemption Information").  You may initiate
a  request by writing or by telephone.  Your redemption
proceeds  will be mailed no later than the seventh  day
after  the  receipt of the request in  Good  Order  (as
defined  below), except that when a purchase  has  been
made  by check, the Fund can hold payment on redemption
until it is reasonably satisfied the check has cleared,
which  may  take  up  to 12 days.   If  you  redeem  by
telephone  and request wire payment, such payment  will
normally  be made in Federal Funds on the next business
day.   The transfer agent will charge a $12 fee to wire
redemption proceeds.

Selling  by Mail.  Requests should be mailed  to  Light
Revolution Fund, c/o Firstar Trust Company, Shareholder
Services  Center,  P.O. Box 701,  Milwaukee,  Wisconsin
53201-0701 (For express or registered mail, send your request to Light Revolution Fund, c/o Firstar Trust
Company, 615 East Michigan Street, Milwaukee, WI 53202-
5207.)

If you are requesting a redemption of shares from an Individual Retirement Account (IRA), you must include instructions regarding federal income tax withholding.
Unless otherwise indicated, such a redemption, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

The redemption price of shares will be the Fund's net asset value next determined after Firstar has received all required documents in Good Order.

Definition of Good Order. Good Order means that the request includes the following:

         1.    The account number and Fund name.

         2. The amount of the transaction (specified in dollars or shares).

         3. Signatures of all owners exactly as they are registered on the account.

         4.    Any required signature guarantees.

         5.    Other   supporting  legal   documentation
               that  might be required in the  case  of
               estates,   corporations,   trusts    and
               certain other accounts.

         6.    Any  certificates  you  hold  for   the
               account.

If you have questions about this definition as it pertains to your request, please call our Investor
Information Department at 1-888-463-3957.


Selling by Telephone.  To sell shares by telephone  you
or  your  pre-authorized representative  may  call  our
Investor Information Department at 1-888-463-3957.  The
proceeds  will  be  sent to you  by  mail,  unless  you
request  wire payment.  If you redeem by telephone  and
request  wire  payment, such payment will  normally  be
made  in  Federal  Funds  on  the  next  business  day.
Firstar will wire redemption proceeds only to the  bank
and account designated on your Purchase Application  or
in   written  instructions  subsequently  received   by
Firstar  and  only  if the bank is  a  commercial  bank
located  within  the  United States  which  is  an  ACH
member.   Firstar  charges a fee  (currently  $12,  but
subject to change without notice) for each payment made by wire of redemption proceeds, which fee will be deducted from your account. Please see "Important
Information About Telephone Transactions."


Systematic   Withdrawal  Plan.   You   may   submit   a
systematic  withdrawal plan which provides for  regular
monthly or quarterly checks to be sent to you (or  your
designee).  Shareholders owning shares of the Fund with
a  value  of $10,000 or more may establish a Systematic
Withdrawal Plan.  A shareholder may receive monthly  or
quarterly payments, in amounts of not less that $50 per
payment, by authorizing Firstar to redeem the necessary
number  of shares either monthly or quarterly in  order
to make the payments requested.  Proceeds may either be
mailed  to  you  or moved to your bank account  by  ACH
transfer.  Transfers by ACH generally take up to  three
business  days  to  reach  your  bank  account.   Share
certificates for the shares being redeemed must be held
for you by Firstar.  If the recipient is other than the
registered   shareholder,   the   signature   of   each
shareholder  must  be  guaranteed on  the  application.
Corporations  or  other  legal  entities  should   call
Firstar  for special instructions.  There is no  charge
for the use of this plan.  Shareholders should be aware
that  such systematic withdrawals could deplete or  use
up  entirely the initial investment and may  result  in
realized  long-term  or  short-term  capital  gains  or
losses.    The  Systematic  Withdrawal  Plan   may   be
terminated at any time by the Fund upon 60 days written
notice  or  by  a  shareholder upon written  notice  to
Firstar.   An application may be obtained from  Firstar
by  telephone at 1-888-463-3957.  A signature guarantee
is   required  to  convert  an  existing   account   to
systematic withdrawal. A signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokers and any other guarantor that the Fund deems acceptable. A signature guarantee cannot be provided by a notary public.

Important Redemption Information.  Shares purchased  by
check  or  telephone transfer may be  redeemed  at  any
time.   However, redemption proceeds will not  be  paid
until payment for the purchase is collected, which may take up to ten calendar days.

Delivery of Redemption Proceeds. Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed on the day of receipt and the redemption proceeds are normally sent on the following business day.

Redemption  requests  received by telephone  after  the
close  of the New York Stock Exchange are processed  on
the business day following receipt and the proceeds are
normally  sent  on  the second business  day  following
receipt.   The  Fund reserves the right  to  revise  or
terminate the telephone redemption privilege at any time.

Redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be implemented at the net asset value next determined after your request has been received by Firstar in Good Order.


The  Fund  may suspend the redemption right or postpone
payment  at  times when the New York Stock Exchange  is
closed   or   under  any  emergency  circumstances   as
determined by the SEC.


If the Board of Directors of the Company determines that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of readily marketable securities.

Minimum  Account  Balance  Requirement.   Due  to   the
relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account that is below $1,000. You will be notified if the value of your account is below this minimum account balance requirement. You will then be allowed 30 days to make an additional investment before the account is liquidated. If an account is liquidated, the proceeds will be promptly paid to the shareholder.

  IMPORTANT INFORMATION ABOUT TELEPHONE TRANSACTIONS

The   ability  to  initiate  redemptions  (except  wire
redemptions) by telephone is automatically  established
on  your  account  unless you request in  writing  that
telephone   transactions  on  your   account   not   be
permitted.

To protect your account from losses resulting from unauthorized or fraudulent telephone instructions, the Fund adheres to the following security procedures:

     1.   Security Check.  To request a transaction  by
          telephone, the caller must know (i) the  name
          of   the  Fund;  (ii)  the  10-digit  account
          number; (iii) the exact name and address used in the registration; and (iv) the Social
          Security or Employer Identification number listed on the account.

     2.   Payment   Policy.    The  proceeds   of   any
          telephone  redemption by mail  will  be  made
          payable  to  the registered share  owner  and
          mailed  to  the address of record only.   The
          proceeds of any telephone redemption by wire will be wired only to the bank and account designated on the Purchase Application or in written instructions subsequently received by
          Firstar from the registered share owner and only if the bank is a commercial bank located within the United States.


Neither  the  Fund nor Firstar will be responsible  for
the  authenticity of transaction instructions  received
by   telephone,   provided  that  reasonable   security
procedures have been followed.  The Fund believes  that
the  security procedures described above are reasonable
and that if such procedures are followed, you will bear
the  risk of any losses resulting from unauthorized  or
fraudulent telephone transactions on your account.   If
the Fund or Firstar fails to follow reasonable security procedures, it may be liable for any losses resulting from unauthorized or fraudulent telephone transactions on your account.

               OTHER ACCOUNT INFORMATION

You may request transfer of the registration of any  of
your  Fund  shares  to another person  by  writing  to:
Light  Revolution  Fund,  c/o  Firstar  Trust  Company,
Shareholder  Services Center, P.O. Box 701,  Milwaukee,
Wisconsin  53201-0701.  The request  must  be  in  Good
Order.   For  further  instructions,  please  call  our
Investor Information Department (1-888-463-3957).


For more information about any of these services, please call our Investor Information Department at 1-
888-463-3957.


Firstar  will  send you a confirmation  statement  each
time  you initiate a transaction in your account.   You
will also receive a comprehensive account statement at the end of each calendar quarter. The fourth-quarter statement will be a year-end statement, listing all transaction activity for the entire calendar year.


Financial Statements for the Fund will be mailed to you semi-annually, according to the Fund's fiscal year-end.


                     TOTAL RETURN


From time to time the Fund may advertise its total return. Total return figures are based on historical earnings and are not intended to indicate future performance. The "total return" of the Fund refers to the average annual compounded rates of return over stated periods or for the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. Any advertised total returns for the Fund will take into account the effect of the deduction of the 4.50% maximum sales charge and all recurring fees and expenses.


Performance information for the Fund advertised in reports and promotional literature may be compared to:
(i)  the  Light Index, (ii) the S&P 500, the Dow  Jones
Industrial Average, or various other unmanaged indexes, and (iii) the performance of other mutual funds.
Unmanaged indexes may assume the reinvestment of income distributions, but generally do not reflect deductions for sales charges or administrative and management costs and expenses.

                 SUBJECT TO COMPLETION
          STATEMENT OF ADDITIONAL INFORMATION
                 DATED JULY ____, 1998

              LIGHT REVOLUTION FUND, INC.

                 LIGHT REVOLUTION FUND


This Statement is not a prospectus but should be read in conjunction with the Light Revolution Fund's current
Prospectus, dated ____________, 1998, as amended from time to time. To obtain a Prospectus please call 1-888-
463-3957.

                   TABLE OF CONTENTS


INVESTMENT RESTRICTIONS                                         1

INVESTMENT POLICIES AND TECHNIQUES                              3
 Lending of Portfolio Securities                                3
 Repurchase Agreements                                          3
 Illiquid Securities                                            3
 Short-Term Fixed Income Securities                             4
 Short Sales Against the Box                                    6
 Warrants                                                       6
 Hedging Strategies                                             6
 General Description of Hedging Strategies                      6
 General Limitations on Futures and Options Transactions        7
 Asset Coverage for Futures and Options Positions               7
 Stock Index Options                                            7
 Certain Considerations Regarding Options                       8
 Federal Tax Treatment of Options                               9
 Futures Contracts                                              9
 Options on Futures                                            11
 Federal Tax Treatment of Futures Contracts                    12
 Foreign Investment Companies                                  13
 Depositary Receipts                                           13
 Convertible Securities                                        14
PURCHASE OF SHARES                                             14
 In General                                                    14
 Specimen Price Make-Up                                        14
 Exchange of Securities for Shares of the Fund                 15

REDEMPTION OF SHARES                                           15

MANAGEMENT OF THE FUND; DIRECTORS AND OFFICERS                 16

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS             17

INVESTMENT ADVISER, ADMINISTRATOR, CUSTODIAN,                  18

DISTRIBUTION                                                   20

SHARE PRICE                                                    20

SYSTEMATIC WITHDRAWAL PLAN                                     21

BROKERAGE ALLOCATION                                           21

DIVIDENDS, OTHER GAIN DISTRIBUTIONS AND TAXES                  23

SHAREHOLDER MEETINGS                                           24

PERFORMANCE MEASURES                                           24
 Total Return                                                  24
 Volatility                                                    25
 Comparisons                                                   26

INDEPENDENT ACCOUNTANT                                         26

FINANCIAL STATEMENT                                            26


No  person  has been authorized to give any information
or   to  make  any  representations  other  than  those
contained  in this Statement of Additional  Information
("SAI")  and  the  Prospectus dated  _________________,
1998,  and  if  given  or  made,  such  information  or
representations may not be relied upon as  having  been
authorized  by the Fund.  This SAI does not  constitute
an   offer   to  sell  securities  in  any   state   or
jurisdiction in which such offering may not lawfully be made.

                INVESTMENT RESTRICTIONS


The  investment objective of the Light Revolution  Fund
(the "Fund") is capital appreciation. The investment objective and policies of the Fund are described in detail in the Prospectus under the caption "INVESTMENT
OBJECTIVE AND POLICIES."


The   following  is  a  complete  list  of  the  Fund's
fundamental investment limitations which cannot be changed without shareholder approval.


     The Fund:


     1.   May  not  with  respect to 75% of  its  total
          assets, purchase the securities of any issuer
          (except  securities issued or  guaranteed  by
          the  U.S.  government  or  its  agencies   or
          instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer or
          (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.


     2.   May (i) borrow money from banks and (ii) make
          other   investments  or   engage   in   other
          transactions permissible under the Investment
          Company  Act  of 1940 (the "1940 Act")  which
          may  involve a borrowing, provided  that  the
          combination of (i) and (ii) shall not  exceed
          33-1/3%  of  the  value of the  Fund's  total
          assets (including the amount borrowed),  less
          the    Fund's    liabilities   (other    than
          borrowings). The Fund may also borrow money from other persons to the extent permitted by applicable law.


     3. May not issue senior securities, except as permitted under the 1940 Act.


     4. May not act as an underwriter of another issuer's securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.


     5.   May not purchase or sell physical commodities
          unless  acquired as a result of ownership  of
          securities  or  other instruments  (but  this
          limitation  shall not prevent the  Fund  from
          purchasing   or   selling  options,   futures
          contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).


     6. May not make loans if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments or (ii) engaging in repurchase agreements.


     7.   May not purchase the securities of any issuer
          if,  as a result, more than 25% of the Fund's
          total   assets  would  be  invested  in   the
          securities of issuers, the principal business
          activities of which are in the same industry.
          The   Fund   does  not  consider  all   Light
          Revolution  companies  to  be  in  the   same
          industry.


     8.   May  not purchase or sell real estate  unless
          acquired   as   a  result  of  ownership   of
          securities or other instruments (but this limitation shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).


With  the  exception of the investment restriction  set
out  in  item  2 above, if a percentage restriction  is
adhered  to at the time of investment, a later increase
in  percentage resulting from a change in market  value
of   the  investment  or  the  total  assets  will  not
constitute a violation of that restriction.


The following are the Fund's non-fundamental operating policies which may be changed by the Board of Directors of the Light Revolution Fund, Inc. (the "Company") without shareholder approval.


     The Fund may not:


     1.   Sell  securities short, unless the Fund  owns
          or   has   the  right  to  obtain  securities
          equivalent   in  kind  and  amount   to   the
          securities  sold  short or unless  it  covers
          such  short  sale as required by the  current
          rules  and  positions of the  Securities  and
          Exchange   Commission  or  its   staff,   and
          provided   that  transactions   in   options,
          futures   contracts,   options   on   futures
          contracts,  or  other derivative  instruments
          are   not   deemed   to  constitute   selling
          securities short.


     2.   Purchase  securities on margin,  except  that
          the  Fund may obtain such short-term  credits
          as   are  necessary  for  the  clearance   of
          transactions,   and  provided   that   margin
          deposits    in   connection   with    futures
          contracts,  options on futures contracts,  or
          other   derivative  instruments   shall   not
          constitute purchasing securities on margin.


     3.   Invest in illiquid securities if, as a result
          of  such investment, more than 15% of its net
          assets   would   be  invested   in   illiquid
          securities.


     4.   Purchase   securities  of  other   investment
          companies except in compliance with the  1940
          Act.


     5.   Engage  in  futures  or  options  on  futures
          transactions which are impermissible pursuant
          to  Rule 4.5 under the Commodity Exchange Act
          and,  in  accordance with Rule 4.5, will  use
          futures  or  options on futures  transactions
          solely  for  bona  fide hedging  transactions
          (within the meaning of the Commodity Exchange
          Act),  provided, however, that the Fund  may,
          in    addition    to   bona   fide    hedging
          transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money
          (within the meaning of the Commodity Exchange
          Act),  do  not  exceed 5% of the  Fund's  net
          assets.


    6.    Borrow money, except (i) from banks or (ii)
          through  reverse  repurchase  agreements   or
          mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.


     7. Make any loans other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or
          (ii) engaging in repurchase agreements.

          INVESTMENT POLICIES AND TECHNIQUES


The following information supplements the discussion of
the   Fund's   investment   objective,   policies   and
techniques that are described in the Prospectus under the captions "Investment Objective and Policies" and "Implementation of Policies."


Lending of Portfolio Securities. The Fund is authorized
to  lend  up to 33 1/3% of its total assets to  broker-
dealers  or institutional investors, but only when  the
borrower  maintains  with  the  Fund's  custodian  bank
collateral  either in cash or money market  instruments
in  an amount at least equal to the market value of the
securities loaned, plus accrued interest and dividends,
determined  on a daily basis and adjusted  accordingly.
In   determining  whether  to  lend  securities  to   a
particular broker-dealer or institutional investor, the
portfolio manager will consider, and during the  period
of  the  loan  will  monitor, all  relevant  facts  and
circumstances,  including the creditworthiness  of  the
borrower.   The Fund will retain authority to terminate
any  loans  at  any time.  The Fund may pay  reasonable
administrative and custodial fees in connection with  a
loan  and  may pay a negotiated portion of the interest
earned on the cash or money market instruments held  as
collateral to the borrower or placing broker.  The Fund
will  receive reasonable interest on the loan or a flat
fee  from  the borrower and amounts equivalent  to  any
dividends,  interest  or  other  distributions  on  the
securities   loaned.   The  Fund  will  retain   record
ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in a Fund's interest.


Repurchase   Agreements.   The  Fund  may  enter   into
repurchase  agreements with certain banks  or  non-bank
dealers.   In a repurchase agreement, the Fund  buys  a
security  at  one price and, at the time of  sale,  the
seller  agrees  to  repurchase  the  obligation  at   a
mutually  agreed  upon time and price  (usually  within
seven   days).   The  repurchase  agreement,   thereby,
determines  the  yield during the  purchaser's  holding
period, while the seller's obligation to repurchase  is
secured  by  the value of the underlying security.  The
Light  Index  Investment Company (the  "Adviser")  will
monitor,  on  an  ongoing  basis,  the  value  of   the
underlying  securities to ensure that the value  always
equals  or  exceeds the repurchase price  plus  accrued
interest.  Repurchase agreements could involve  certain
risks  in the event of a default or insolvency  of  the
other party to the agreement, including possible delays
or  restrictions upon the Fund's ability to dispose  of
the  underlying  securities.   Although  no  definitive
creditworthiness criteria are used, the Adviser reviews
the  creditworthiness of the banks and non-bank dealers
with  which  the Fund enters into repurchase agreements
to  evaluate those risks.  The Fund may, under  certain
circumstances,      deem     repurchase      agreements
collateralized by U.S. government securities to be investments in U.S. government securities.


Illiquid  Securities.  The Fund may invest in  illiquid
securities  (i.e.,  securities  that  are  not  readily
marketable).    For   purposes  of  this   restriction,
illiquid  securities include, but are not  limited  to,
restricted  securities (securities the  disposition  of
which is restricted under the federal securities laws),
securities  which may only be resold pursuant  to  Rule
144A  under the Securities Act of 1933, as amended (the
"Securities  Act"),  and  repurchase  agreements   with
maturities in excess of seven days.  However, the  Fund
will  not acquire illiquid securities if, as a  result,
such  securities would comprise more than  15%  of  the
value  of  the Fund's net assets.  Rule 144A securities
will be treated as illiquid securities, subject to  the
liquidity  guidelines.  The Board of Directors  or  its
delegate  has
the ultimate authority to determine,  to
the  extent  permissible under the  federal  securities
laws,  which  securities  are liquid  or  illiquid  for
purposes   of  this  15%  limitation.   The  Board   of
Directors  has delegated to the Adviser the  day-to-day
determination   of  the  liquidity  of  any   security,
although   it  has  retained  oversight  and   ultimate
responsibility  for such determinations.   Although  no
definitive  liquidity criteria are used, the  Board  of
Directors  has  directed the Adviser to  look  to  such
factors  as (i) the nature of the market for a security
(including  the  institutional private resale  market),
(ii)   the   terms  of  certain  securities  or   other
instruments  allowing for the disposition  to  a  third
party  or  the issuer thereof (e.g., certain repurchase
obligations   and   demand  instruments),   (iii)   the
availability of market quotations (e.g., for securities quoted in the PORTAL system) and (iv) other permissible relevant factors.


Restricted  securities may be sold  only  in  privately
negotiated  transactions or in a public  offering  with
respect to which a registration statement is in  effect
under  the  Securities  Act.   Where  registration   is
required, the Fund may be obligated to pay all or  part
of  the registration expenses and a considerable period
may  elapse between the time of the decision to sell  a
security and the time the Fund may be permitted to sell
a  security  under an effective registration statement.
If,  during  such  a period, adverse market  conditions
were to develop, the Fund might obtain a less favorable
price  than  that which prevailed when  it  decided  to
sell.   Restricted securities will be  priced  at  fair
value  as  determined in good faith  by  the  Board  of
Directors.   If, through the appreciation of restricted
securities   or   the  depreciation   of   unrestricted
securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.


Short-Term  Fixed Income Securities.  The Fund  intends
to  be fully invested at all times and accordingly will
only hold cash or short-term fixed income securities to
meet    anticipated   redemption   requests,    pending
investment  and  to  pay  expenses.   Short-term  fixed
income   securities  are  defined  to  include  without
limitation, the following:


     1.   U.S.  government securities, including bills,
          notes and bonds differing as to maturity  and
          rates of interest, which are either issued or
          guaranteed  by the U.S. Treasury or  by  U.S.
          government   agencies  or  instrumentalities.
          U.S.  government  agency  securities  include
          securities   issued  by:   (a)  the   Federal
          Housing    Administration,    Farmers    Home
          Administration,  Export-Import  Bank  of  the
          United  States, Small Business Administration
          and    the   Government   National   Mortgage
          Association,  whose securities are  supported
          by  the  full faith and credit of the  United
          States;  (b)  the  Federal Home  Loan  Banks,
          Federal  Intermediate Credit  Banks  and  the
          Tennessee  Valley Authority, whose securities
          are  supported by the right of the agency  to
          borrow  from  the  U.S.  Treasury;  (c)   the
          Federal National Mortgage Association,  whose
          securities are supported by the discretionary
          authority of the U.S. government to  purchase
          certain   obligations  of   the   agency   or
          instrumentality;  and (d)  the  Student  Loan
          Marketing  Association, whose securities  are
          supported only by its credit.  While the U.S.
          government provides financial support to such
          U.S.    government-sponsored   agencies    or
          instrumentalities, no assurance can be  given
          that it always will do so since it is not  so
          obligated  by law.  The U.S. government,
          its
          agencies   and   instrumentalities   do   not
          guarantee   the   market   value   of   their
          securities and consequently the value of such
          securities may fluctuate.


     2.   Certificates of Deposit issued against  funds
          deposited  in  a  bank or  savings  and  loan
          association.   Such certificates  are  for  a
          definite  period  of time, earn  a  specified
          rate  of  return and are normally negotiable.
          If  such  certificates of  deposit  are  non-
          negotiable, they will be considered  illiquid
          securities  and  be  subject  to  the  Fund's
          restriction   on  investments   in   illiquid
          securities.   Pursuant to the certificate  of
          deposit, the issuer agrees to pay the  amount
          deposited plus interest to the bearer of  the
          certificate  on  the date specified  thereon.
          Under   current  Federal  Deposit   Insurance
          Corporation    regulations,    the    maximum
          insurance  payable as to any one  certificate
          of    deposit    is   $100,000;    therefore,
          certificates of deposit purchased by the Fund may not be fully insured.


     3.   Bankers'  acceptances  which  are  short-term
          credit instruments used to finance commercial
          transactions.  Generally, an acceptance is  a
          time draft drawn on a bank by an exporter  or
          an  importer  to  obtain a stated  amount  of
          funds  to pay for specific merchandise.   The
          draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.


     4.   Repurchase agreements which involve purchases
          of  debt  securities.  In such an action,  at
          the time the Fund purchases the security,  it
          simultaneously agrees to resell and redeliver
          the   security  to  the  seller,   who   also
          simultaneously  agrees  to   buy   back   the
          security  at  a fixed price and  time.   This
          assures  a predetermined yield for  the  Fund
          during  its  holding period since the  resale
          price  is  always greater than  the  purchase
          price  and  reflects  an  agreed-upon  market
          rate.  Such actions afford an opportunity for
          the  Fund  to  invest  temporarily  available
          cash.   The  Fund  may enter into  repurchase
          agreements  only with respect to  obligations
          of  the  U.S.  government,  its  agencies  or
          instrumentalities, certificates  of  deposit,
          or  bankers acceptances in which the Fund may
          invest.    Repurchase   agreements   may   be
          considered     loans    to    the     seller,
          collateralized by the underlying  securities.
          The  risk  to  the  Fund is  limited  to  the
          ability  of the seller to pay the agreed-upon
          sum on the repurchase date.  In the event  of
          default,  the  repurchase agreement  provides
          that  the affected Fund is entitled  to  sell
          the  underlying collateral.  However, if  the
          value  of  the collateral declines after  the
          agreement is entered into, and if the  seller
          defaults  under  a repurchase agreement  when
          the  value  of  the underlying collateral  is
          less  than  the  repurchase price,  the  Fund
          could  incur  a  loss of both  principal  and
          interest.  The Adviser monitors the value  of
          the collateral at the time the transaction is
          entered into and at all times during the term
          of the repurchase agreement. The Adviser does
          so  in  an effort to determine that the value
          of  the  collateral always equals or  exceeds
          the  agreed-upon repurchase price to be  paid
          to  the  Fund.   If  the seller  were  to  be
          subject  to  a federal bankruptcy proceeding,
          the  ability  of  a  Fund  to  liquidate  the
          collateral  could  be  delayed  or   impaired
          because   of   certain  provisions   of   the
          bankruptcy laws.

     5.   Bank time deposits, which are monies kept  on
          deposit  with  banks  or  savings  and   loan
          associations for a stated period of time at a
          fixed   rate  of  interest.   There  may   be
          penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.


     6.   Commercial   paper  consists  of   short-term
          unsecured    promissory   notes,    including
          variable  rate master demand notes issued  by
          corporations   to   finance   their   current
          operations.  Master demand notes  are  direct
          lending arrangements between the Fund  and  a
          corporation.   There is no  secondary  market
          for  the notes.  However, they are redeemable
          by  the  Fund  at any time. The Adviser  will
          consider  the  financial  condition  of   the
          corporation (e.g., earning power,  cash  flow
          and  liquidity ratios) and will  continuously
          monitor the corporation's ability to meet all
          of  its  financial obligations,  because  the
          Fund's  liquidity might be  impaired  if  the
          corporation were unable to pay principal  and
          interest    on   demand.    Investments    in
          commercial   paper   will   be   limited   to
          commercial  paper rated in  the  two  highest
          categories  by  a  major  rating  agency   or
          unrated  commercial paper which  is,  in  the
          opinion   of   the  Adviser,  of   comparable
          quality.


Short Sales Against the Box.  When the Adviser believes
that  the  price of a particular security held  by  the
Fund may decline, it may make "short sales against  the
box"  to  hedge  the unrealized gain on such  security.
Selling  short  against  the  box  involves  selling  a
security  which  the  Fund  owns  for  delivery  at   a
specified date in the future. The Fund will limit its transactions in short sales against the box to 5% of its net assets.


Warrants.   The Fund may invest in warrants  if,  after
giving  effect  thereto, not more than 5%  of  its  net
assets will be invested in warrants other than warrants
acquired  in  units  or attached to  other  securities.
Investing  in  warrants is purely speculative  in  that
they  have no voting rights, pay no dividends and  have
no rights with respect to the assets of the corporation
issuing  them.   Warrants  basically  are  options   to
purchase  equity securities at a specific price  for  a
specific   period  of  time.   They  do  not  represent
ownership of the securities but only the right  to  buy
them.   Warrants  are  issued  by  the  issuer  of  the
security,  which  may be purchased on  their  exercise.
The prices of warrants do not necessarily parallel the prices of the underlying securities.


Hedging Strategies


General  Description of Hedging Strategies.   The  Fund
may engage in hedging activities, including options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge the Fund's holdings.


Hedging instruments on securities generally are used to
hedge against price movements in one or more particular
securities  positions that the Fund owns or intends  to
acquire.   Hedging  instruments on  stock  indexes,  in
contrast,  generally  are used to hedge  against  price
movements  in broad equity market sectors in which  the
Fund  has  invested or expects to invest.  The  use  of
hedging    instruments   is   subject   to   applicable
regulations  of the Securities and Exchange  Commission
(the "SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures
Trading

Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments will be limited by tax considerations.


General    Limitations   on   Futures    and    Options
Transactions.   The  Company  has  filed  a  notice  of
eligibility  for exclusion from the definition  of  the
term  "commodity pool operator" with the CFTC  and  the
National Futures Association, which regulate trading in
the  futures markets.  Pursuant to Section 4.5  of  the
regulations  under  the  Commodity  Exchange  Act  (the
"CEA"), the notice of eligibility for the Fund includes
the  representation  that the  Fund  will  use  futures
contracts  and  related options solely  for  bona  fide
hedging   purposes   within   the   meaning   of   CFTC
regulations,  provided that the  Fund  may  hold  other
positions in futures contracts and related options that
do  not fall within the definition of bona fide hedging
transactions   (i.e.,  for  speculative  purposes)   if
aggregate initial margins and premiums paid, less the amount by which any such option positions are in the money (within the meaning of the CEA), do not exceed 5% of the net asset value of the Fund. In addition, the Fund will not enter into futures contracts and options transactions if more than 20% of its net assets would be committed to such instruments.


The  foregoing limitations are not fundamental policies
of  the  Fund  and  may be changed without  shareholder
approval   as  regulatory  agencies  permit.    Various
exchanges  and  regulatory authorities have  undertaken
reviews  of  options and futures trading  in  light  of
market  volatility.   Among the possible  actions  that
have  been presented are proposals to adopt new or more
stringent  daily price fluctuation limits  for  futures
and  options transactions and proposals to increase the
margin   requirements  for  various  types  of  futures
transactions.


Asset Coverage for Futures and Options Positions.   The
Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.


Stock  Index Options.  The Fund may (i) purchase  stock
index  options for any purpose, (ii) sell  stock  index
options  in  order  to  close out  existing  positions,
and/or (iii) write covered options on stock indexes for
hedging  purposes.  Stock index options are put options
and  call  options on various stock indexes.   In  most
respects,  they  are  identical to  listed  options  on
common  stocks.  The primary difference  between  stock
options and index options occurs when index options are
exercised.    In  the  case  of  stock   options,   the
underlying   security,  common  stock,  is   delivered.
However,   upon  the  exercise  of  an  index   option,
settlement does not occur by delivery of the securities
comprising the index.  The option holder who  exercises
the  index  option receives an amount of  cash  if  the
closing level of the stock index upon which the  option
is  based  is greater than, in the case of a  call,  or
less than, in the case of a put, the exercise price  of
the  option.   This  amount of cash  is  equal  to  the
difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.


A  stock  index fluctuates with changes in  the  market
values  of  the  stocks included  in  the  index.   For
example, some stock indexes are based on a broad market index, such as the Standard & Poor's 500

Stock Index or
the  Value  Line  Composite Index or a narrower  market
index,  such as the Standard & Poor's 100 Stock  Index.
An  index  may also be based on an industry  or  market
segment,  such  as the AMEX Oil and Gas  Index  or  the
Computer  and  Business Equipment  Index.   Options  on
stock indexes are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock
Exchange.


The  Fund's  use of stock index options is  subject  to
certain  risks.  Successful use by the Fund of  options
on  stock indexes will be subject to the ability of the
Adviser  to  correctly predict movements in  the  stock
market.   This requires different skills and techniques
than  predicting  changes in the prices  of  individual
securities.   In  addition,  the  Fund's   ability   to
effectively hedge all or a portion of the securities in
its  portfolio, in anticipation of or during  a  market
decline  through transactions in put options  on  stock
indexes, depends on the degree to which price movements
in  the  underlying  index  correlate  with  the  price
movements of the securities held by the Fund.  Inasmuch
as   the  Fund's  securities  will  not  duplicate  the
components  of an index, the correlation  will  not  be
perfect.   Consequently, the Fund will  bear  the  risk
that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Fund's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.


The hours of trading for options may not conform to the
hours  during  which  the  underlying  securities   are
traded.   To the extent that the options markets  close
before  the  markets  for  the  underlying  securities,
significant price and rate movements can take place  in
the  underlying markets that cannot be reflected in the
options  markets.  The purchase of options is a  highly
specialized   activity   which   involves    investment
techniques  and  risks different from those  associated
with  ordinary portfolio securities transactions.   The
purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.


Certain Considerations Regarding Options.  There is  no
assurance that a liquid secondary market on an  options
exchange  will exist for any particular option,  or  at
any  particular time, and for some options no secondary
market  on an exchange or elsewhere may exist.  If  the
Fund is unable to close out a call option on securities
that it has written before the option is exercised, the
Fund   may   be  required  to  purchase  the   optioned
securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.


The  writing  and  purchasing of options  is  a  highly
specialized   activity   which   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Federal  Tax  Treatment  of  Options.   Certain  option
transactions  have special tax results  for  the  Fund.
Expiration of a call option written by the Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.


If  the  Fund  writes  options  other  than  "qualified
covered  call options," as defined in Section  1092  of
the  Internal  Revenue Code of 1986,  as  amended  (the
"Code"), or purchases puts, any losses on such  options
transactions,  to  the extent they do  not  exceed  the
unrealized   gains  on  the  securities  covering   the
options,   may  be  subject  to  deferral   until   the
securities covering the options have been sold.


In   the  case  of  transactions  involving  "nonequity
options,"  as defined in Section 1256 of the Code,  the
Fund  will  treat  any gain or loss  arising  from  the
lapse, closing out or exercise of such positions as 60%
long-term  and 40% short-term capital gain or  loss  as
required  by  Section 1256 of the Code.   In  addition,
such  positions must be marked-to-market as of the last
business  day  of the year, and gain or  loss  must  be
recognized   for   federal  income  tax   purposes   in
accordance  with the 60%/40% rule discussed above  even
though  the  position  has  not  been  terminated.    A
"nonequity option" includes an option with respect to any group of stocks or a stock index if there is in effect a designation by the CFTC of a contract market for a contract based on such group of stocks or indexes. For example, options involving stock indexes such as the Standard & Poor's 500 and 100 Stock Indexes would be "nonequity options" within the meaning of
Section 1256 of the Code.


Futures  Contracts.   The Fund may enter  into  futures
contracts  (hereinafter referred  to  as  "Futures"  or
"Futures Contracts"), including index and interest rate
Futures, as a hedge against movements in the equity and
bond markets, in order to establish more definitely the
effective return on securities held or intended  to  be
acquired  by the Fund or for other purposes permissible
under  the CEA.  Each Fund's hedging may include  sales
of  Futures as an offset against the effect of expected
declines in stock prices and purchases of Futures as an
offset  against  the  effect of expected  increases  in
stock  or  bond prices.  The Fund will not  enter  into
Futures  Contracts which are prohibited under  the  CEA
and   will,   to  the  extent  required  by  regulatory
authorities, enter only into Futures Contracts that are
traded   on   national  futures   exchanges   and   are
standardized   as  to  maturity  date  and   underlying
financial  instrument.   The  principal  interest  rate
Futures exchanges in the United States are the Board of
Trade of the City of Chicago and the Chicago Mercantile
Exchange.   Futures exchanges and trading are regulated
under the CEA by the CFTC.


An  index Futures Contract is an agreement pursuant  to
which the parties agree to take or make delivery of  an
amount  of  cash  equal to the difference  between  the
value of the index at the close of the last trading day
of  the  contract  and the price  at  which  the  index
Futures  Contract was originally written.  An  interest
rate  futures contract provides for the future sale  by
one  party and purchase by another party of a specified
amount  of a specific financial instrument (e.g.,  debt
security)  for a specified price at a designated  date,
time, and place.  Transaction costs are incurred when a
Futures  Contract is bought or sold and margin deposits
must   be  maintained.   A  Futures  Contract  may   be
satisfied by delivery or purchase, as the case may  be,
of  the  instrument or by payment of the change in  the
cash  value  of  the  index.   More  commonly,  Futures
Contracts are closed out prior to delivery by  entering
into  an  offsetting transaction in a matching  Futures
Contract.   Although the value of an index might  be  a
function  of the value of certain specified securities,
no  physical delivery of those
securities is made.   If
the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular
Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.


Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract. The margin required for a particular
Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.


If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures
Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, each Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.


Because  of  the low margin deposits required,  Futures
trading  involves an extremely high degree of leverage.
As  a  result, a relatively small price movement  in  a
Futures   Contract   may  result   in   immediate   and
substantial  loss, as well as gain,  to  the  investor.
For  example, if at the time of purchase,  10%  of  the
value of the Futures Contract is deposited as margin, a
subsequent  10%  decrease in the value of  the  Futures
Contract  would result in a total loss  of  the  margin
deposit,  before  any  deduction  for  the  transaction
costs,  if  the account were then closed  out.   A  15%
decrease  would result in a loss equal to 150%  of  the
original  margin deposit, if the Futures Contract  were
closed  out.  Thus,  a purchase or sale  of  a  Futures
Contract  may result in losses in excess of the  amount
initially  invested in the Futures Contract.   However,
the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.


Most  United States Futures exchanges limit the  amount
of  fluctuation  permitted in Futures  Contract  prices
during   a   single  trading  day.   The  daily   limit
establishes  the maximum amount that  the  price  of  a
Futures  Contract may vary either up or down  from  the
previous day's settlement price at the end of a trading
session.   Once the daily limit has been reached  in  a
particular type of Futures Contract, no trades  may  be
made  on  that day at a price beyond that  limit.   The
daily  limit  governs  only  price  movement  during  a
particular  trading day and therefore  does  not  limit
potential  losses, because the limit  may  prevent  the
liquidation of unfavorable positions.  Futures Contract
prices  have occasionally moved to the daily limit  for
several  consecutive trading days  with  little  or  no
trading,  thereby  preventing  prompt  liquidation   of
Futures positions and subjecting some Futures traders to substantial losses.


There  can  be no assurance that a liquid  market  will
exist  at  a  time when the Fund seeks to close  out  a
Futures  position.   The  Fund  would  continue  to  be
required to meet margin requirements until the position
is  closed,  possibly resulting in  a  decline  in  the
Fund's  net  asset  value.  In addition,  many  of  the
contracts   discussed   above   are   relatively    new
instruments without a significant trading history.   As
a result, there can be no assurance that an active secondary market will develop or continue to exist.


A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the Standard & Poor's 500 Stock Index, the Standard &
Poor's 100 Stock Index, the NASDAQ 100 Index, the Value
Line  Composite  Index and the New York Stock  Exchange
Composite Index.


Options on Futures. The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option.
Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.


The  Fund  may  use  options on  Futures  Contracts  in
connection  with hedging strategies.  Generally,  these
strategies would be employed under the same market  and
market sector conditions in which the Fund uses put and
call options on securities or indexes.  The purchase of
put  options on Futures Contracts is analogous  to  the
purchase  of  puts on securities or indexes  so  as  to
hedge  the Fund's securities holdings against the  risk
of  declining  market prices.  The writing  of  a  call
option  or the purchasing of a put option on a  Futures
Contract  constitutes a partial hedge against declining
prices  of  the  securities which are deliverable  upon
exercise of the Futures Contract.  If the futures price
at  expiration of a written call option  is  below  the
exercise price, the Fund will retain the full amount of
the  option  premium  which provides  a  partial  hedge
against  any  decline  that may have  occurred  in  the
Fund's  holdings of securities.  If the  futures  price
when  the  option  is exercised is above  the  exercise
price,  however, the Fund will incur a loss, which  may
be  offset, in whole or in part, by the increase in the
value  of  the  securities held by the Fund  that  were
being  hedged.   Writing a put option or  purchasing  a
call  option on a Futures Contract serves as a  partial
hedge   against  an  increase  in  the  value  of   the
securities the Fund intends to acquire.


As  with investments in Futures Contracts, the Fund  is
required to deposit and maintain margin with respect to
put  and  call options on Futures Contracts written  by
it.   Such margin deposits will vary depending  on  the
nature  of  the  underlying Futures Contract  (and  the
related   initial  margin  requirements),  the  current
market value of the option, and other futures positions
held  by  the  Fund.   The Fund will  set  aside  in  a
segregated  account  at  the  Fund's  custodian  liquid
assets,  such  as cash, U.S. government  securities  or
other high grade liquid debt obligations equal in value
to  the amount due on the underlying obligation.   Such
segregated assets will be marked to market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.


The risks associated with the use of options on Futures
Contracts include the risk that a Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on Futures Contracts depends on the subadviser's ability to correctly predict the movement in prices of Futures
Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option.
For additional information, see "Futures Contracts."


Federal  Tax  Treatment  of  Futures  Contracts.    For
federal  income tax purposes, each Fund is required  to
recognize  as  income  for each taxable  year  its  net
unrealized gains and losses on Futures Contracts as  of
the  end  of  the  year, as well as  gains  and  losses
actually   realized  during  the  year.    Except   for
transactions in Futures Contracts that are classified as part of a "mixed straddle" under Section 1256 of the Code, any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. In the case of a Futures transaction not classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.


Sales of Futures Contracts that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.


The  Fund intends to operate as a "Regulated Investment
Company"  ("RIC") under Subchapter M of the  Code,  and
therefore  will not be liable for federal income  taxes
to  the extent earnings are timely distributed.   As  a
result of being a RIC, net capital gain that the Fund distributes to shareholders will retain their original capital gain character in the shareholders' individual tax returns.


In order for the Fund to qualify for federal income tax
treatment as a RIC, at least 90% of the gross income of
the  Fund  for  a  taxable year must  be  derived  from
qualifying  income; i.e., dividends,  interest,  income
derived  from  loans of securities and gains  from  the
sale  of securities, and other income (including  gains
on  options and futures contracts) derived with respect
to  the  Fund's  business  of  investing  in  stock  or
securities.   It  is  anticipated  that  any  net  gain
realized from the closing out of Futures Contracts will
be  considered  gain from the sale  of  securities  and
therefore be qualifying income for purposes of the  90%
requirement. Any increase in value on a position that is part of a designated hedge will be offset by any decrease in value (whether or not realized) on any other position that is part of such hedge.


The  Fund  will  distribute to  shareholders  at  least
annually,  any  net  capital  gains  which  have   been
recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.

Foreign Investment Companies.  Some of the countries in
which  the  Fund  may  invest  may  not  permit  direct
investment  by outside investors. Investments  in  such
countries   may  only  be  permitted  through   foreign
government-approved or -authorized investment vehicles,
which   may   include   other   investment   companies.
Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.


Depositary  Receipts.  The Fund may invest  in  foreign
securities by purchasing depositary receipts, including
American  Depositary  Receipts  ("ADRs")  and  European
Depositary   Receipts  ("EDRs")  or  other   securities
convertible into securities or issuers based in foreign
countries.   These  securities may not  necessarily  be
denominated in the same currency as the securities into
which  they  may  be  converted.  Generally,  ADRs,  in
registered  form, are denominated in U.S.  dollars  and
are  designed  for use in the U.S. securities  markets,
while EDRs, in bearer form, may be denominated in other
currencies  and  are  designed  for  use  in   European
securities markets.  ADRs are receipts typically issued
by a U.S. bank or trust company evidencing ownership of
the  underlying securities.  EDRs are European receipts
evidencing a similar arrangement.  For purposes of  the
Fund's investment policies, ADRs and EDRs are deemed to
have   the   same  classification  as  the   underlying
securities  they  represent.   Thus,  an  ADR  or   EDR
representing ownership of common stock will be treated as common stock.


ADR   facilities   may   be   established   as   either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices  of  market participants.  A  depositary  may
establish an unsponsored facility without participation
by (or even necessarily the acquiescence of) the issuer
of  the  deposited securities, although  typically  the
depositary requests a letter of non-objection from such
issuer  prior  to  the establishment of  the  facility.
Holders  of  unsponsored ADRs generally  bear  all  the
costs  of  such  facilities.   The  depositary  usually
charges  fees  upon the deposit and withdrawal  of  the
deposited securities, the conversion of dividends  into
U.S.    dollars,    the   disposition    of    non-cash
distributions,  and the performance of other  services.
The depositary of an unsponsored facility frequently is
under   no   obligation   to   distribute   shareholder
communications  received  from  the   issuer   of   the
deposited  securities or to pass through voting  rights
to  ADR holders in respect of the deposited securities.
Sponsored  ADR facilities are created in generally  the
same manner as unsponsored facilities, except that  the
issuer  of  the  deposited  securities  enters  into  a
deposit  agreement  with the depositary.   The  deposit
agreement  sets out the rights and responsibilities  of
the  issuer, the depositary and the ADR holders.   With
sponsored  facilities,  the  issuer  of  the  deposited
securities  generally  will  bear  some  of  the  costs
relating to the facility (such as dividend payment fees
of  the  depositary), although ADR holders continue  to
bear   certain  other  costs  (such  as   deposit   and
withdrawal  fees).  Under the terms of  most  sponsored
arrangements, depositaries agree to distribute  notices
of shareholder meetings and voting instructions, and to
provide    shareholder   communications    and    other
information to the ADR holders at the request of the issuer of the deposited securities.

Convertible  Securities.   The  Fund  may   invest   in
convertible  securities, which are  bonds,  debentures,
notes,  preferred stocks, or other securities that  may
be  converted into or exchanged for a specified  amount
of  common stock or warrants of the same or a different
company  within  a  particular  period  of  time  at  a
specified  price  or  formula.  A convertible  security
entitles  the holder to receive interest normally  paid
or  accrued  on debt or the dividend paid on  preferred
stock  until  the convertible security  matures  or  is
redeemed,    converted   or   exchanged.    Convertible
securities  have  unique investment characteristics  in
that  they generally (i) have higher yields than common
stocks,   but   lower  yields  than   comparable   non-
convertible  securities,  (ii)  are  less  subject   to
fluctuation  in  value  than the underlying  stock  (or
warrant)  since they have fixed income characteristics,
and   (iii)   provide   the   potential   for   capital
appreciation  if  the market price  of  the  underlying
common  stock  (or warrant) increases.   A  convertible
security may be subject to redemption at the option  of
the  issuer  at a price established in the  convertible
security's  governing  instrument.   If  a  convertible
security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock (or warrant), or sell it to a third party.


                  PURCHASE OF SHARES



In General. Shares of the Fund are offered and sold on a continual basis at the next offering price (the
"Offering Price"), which is the sum of the net asset value per share and the sales charge imposed by the Fund as set forth under "Share Price" in the Fund's prospectus. See "Share Price." The Fund reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase or exchange purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments as well as redemption fees for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares. Certain investors may not have to pay the sales charge imposed by the Fund and reduced sales charges are available under certain circumstances.
Waivers or reductions of the initial sales charge for purchases of Fund shares by certain classes of persons or through certain types of transactions as described in the prospectus are provided because of anticipated economies in sales and sales related efforts and lower sales related expenses as compared with sales to the general public.



Specimen Price Make-Up.  Under the current distribution
arrangements   between  the   Fund   and   First   Data
Distributors, Inc. ("FDDI"), Fund shares are sold at  a
maximum  sales  charge  of  4.50%.   Using  the  Fund's
initial net asset value per share, the maximum offering price of the Fund's shares is as follows:


  Net asset value per share                     $100.00
  Maximum sales load (4.50% of offering price)  $  4.50
  Offering price to public                      $104.50

Exchange  of  Securities for Shares of  the  Fund.   In
certain  circumstances,  shares  of  the  Fund  may  be
purchased in exchange for a minimum value of $1 million
in  common stocks. Such common stocks must be  included
in  the Fund's portfolio and each position must have  a
market  value in excess of $10,000. Additionally,  such
securities  will be acquired by the Fund for investment
purpose   and  not  for  resale  and  must  be   liquid
securities which are not restricted as to transfer  and
have   a  value  which  is  readily  ascertainable   as
evidenced  by a listing on the American Stock Exchange,
the  New  York  Stock  Exchange or  NASDAQ.  Securities
accepted by the Fund will be valued as set forth  under
"Share  Price" in the Fund's prospectus as of the  time
of the next determination of net asset value after such
acceptance.   All  dividends,  subscription,  or  other
rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered.


The Fund will not accept securities in exchange unless:
(1)  such  securities are, at the time of the exchange,
included  in  the Fund's portfolio; (2),  the  investor
represents and warrants that all securities offered  to
the Fund are not subject to any restrictions upon their
sale   by  the  Fund  under  the  Securities  Act,   or
otherwise;  (3)  such  securities  are  traded  in   an
unrelated transaction with a quoted sales price on  the
same day the exchange valuation is made; (4) the quoted
sales   price   used  as  a  basis  of   valuation   is
representative (i.e., one that does not involve a trade of substantial size which artificially influences the price of the security); and (5) the value of any such security being exchanged will not exceed 5% of the Fund's net assets immediately prior to the transaction.
Investors interested in such purchases should contact the Fund.


                 REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New
York  Stock Exchange is closed, or trading on  the  New
York Stock Exchange is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.


No  charge  is  made  by the Fund  for  redemptions  of
shares.   Any redemption may be more or less  than  the
shareholder's cost depending on the market value of the securities held by the Fund.


The  Fund has made an election with the SEC to  pay  in
cash  all  redemptions requested by any shareholder  of
record  limited in amount during any 90-day  period  to
the  lesser  of $250,000 or 1% of the net assets  of  a
Fund at the beginning of such period. Such election  is
irrevocable  without  the prior approval  of  the  SEC.
Redemptions in excess of the above limits may  be  paid
in  whole  or in part, in investment securities  or  in
cash,  as  the  Board of Directors may deem  advisable;
however, payment will be made wholly in cash unless the
Board  of  Directors believes that economic  or  market
conditions  exist  which would  make  such  a  practice
detrimental  to  the best interests  of  the  Fund.  If
redemptions  are  paid in investment  securities,  such
securities  will  be
valued  as  set  forth   in   the
Prospectus, and a redeeming shareholder would  normally
incur   brokerage   expenses  if  he  converted   these
securities to cash.

    MANAGEMENT OF THE FUND; DIRECTORS AND OFFICERS

The following is a list of the directors and officers of the Company and a statement of their present positions with the Company and principal occupations during the past five years. The mailing address of the directors and officers of the Company is Light Index
Investment  Company,  704 Court A,  Tacoma,  Washington
98402.


Henry Hewitt, 45, created the Light Index.  He will  be
responsible for the day-to-day management of the  Fund.
An  Oxford graduate, he began working in the securities
business in 1985 as a broker for Merrill Lynch. He  has
been a registered investment adviser since 1993 and has
published   a  monthly  newsletter  called  The   Light
Revolution(TM)  Herald since September  1993.   The  Light
Revolution(TM) Herald examines current technological and financial developments surrounding the companies which are included in the Light Index. Mr. Hewitt serves as President, Chief Executive Officer and a Director of the Adviser, and will serve as President and a Director of the Company.


Brian Hatch, 57, is a legislative advocate before the California legislature, representing the California
Professional Firefighters. Mr. Hatch is a founder and a director of Working Assets Money Fund, an open end investment company (money market fund) registered under the 1940 Act. Mr. Hatch will serve as a Director of the Company.


*John Hewitt Jr., 69, has been an investment adviser in Tacoma since 1964. He is a Yale graduate and a retired
Marine Captain. Mr. Hewitt will serve as a Director of the Company.

*Thomas  Kinsman,  50,  is  a self-employed  consultant
who's  business  emphasizes management  training.   His
clients   are   principally   companies   involved   in
technology.   He was employed by Xerox Corporation  for
20 years in management training and general management positions. Mr. Kinsman is a graduate of University of Arizona. He will serve as a Director of the Company.

Charles O'Herin is a retired Army officer and has  been
a  small  business owner since 1990.  Mr.  O'Herin  has
over  25  years  of  experience  developing,  managing,
defining and reengineering high technology programs and
information  management organizations and systems.   He
is   co-founder  of  New  Definitions,   a   Management
Consulting firm designed to  improve businesses, and co-
founder  of  Washington  Online Services,  an  Internet
Business  Consulting firm designed to  help  businesses
benefit   from  use  of  the  Internet  and  electronic
commerce.   Mr. O'Herin serves as Secretary,  Treasurer
and  a Director of the Adviser, and will serve as  Vice
President, Secretary and Treasurer of the Company.


*Indicates directors who are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act.
Messrs. Henry Hewitt, Brian Hatch and Charles O'Herin are "interested persons" of the Company as defined in the 1940 Act.

The Company's standard method of compensating directors is to pay each director who is not an interested person of the Company a fee of $500 for each meeting of the Board of Directors attended. The Company also may reimburse its directors for travel expenses incurred in order to attend meetings of the Board of Directors.

The table below sets forth the compensation anticipated to be paid by the Company to each of the current directors of the Company who are not "interested persons" during the fiscal year ending October 31, 1998.

                           Pension or
                           Retirement  Estimate        Total
                            Benefits   d Annual     Compensation
               Aggregate   Accrued As  Benefits     from Company
   Name of     Compensati   Part of      Upon         and Fund
   Person       on from       Fund     Retirement  Paid to Directors
                Company     Expenses

Henry Hewitt      -0-         -0-        -0-            -0-
Brian Hatch       -0-         -0-        -0-            -0-
Thomas Kinsman   $2,000       -0-        -0-           $2,000
John Hewitt, Jr. $2,000       -0-        -0-           $2,000


  OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS



Set  forth  below  are the names and addresses  of  all
holders  of  the  Fund's shares who,  as  of  the  date
hereof, owned, beneficially or otherwise, more than  5%
of  the Fund's then outstanding shares, as well as  the
number  of  shares of the Fund owned,  beneficially  or
otherwise,  of  all  directors  and  officers  of   the
Company:


Name and Address        Number of Shares       Percent
                                                Owned

Light Index                  1,000              100%
Investment Company
(Adviser)
704 Court A
Tacoma, WA  98402

Directors and                  0                 0%
Officers as a
Group (5 persons)



As of the date hereof, the Adviser controls the Fund and the Company and owns sufficient shares of the Fund to approve or disapprove all matters brought before shareholders of the Company, including the election of directors of the Company and the approval of auditors.
The Company does not control any person.

     INVESTMENT ADVISER, ADMINISTRATOR, CUSTODIAN,
       TRANSFER AGENT AND ACCOUNT SERVICES AGENT

The  investment  adviser to the  Fund  is  Light  Index
Investment  Company,  704 Court A,  Tacoma,  Washington
98402  (the  "Adviser").  Pursuant  to  the  investment
advisory agreement entered into between the Company and
the   Adviser   with   respect  to   the   Fund   dated
_____________________, 1998 (the "Advisory Agreement"),
the  Adviser  furnishes continuous investment  advisory
services  to  the  Fund.  A brief  description  of  the
Advisory Agreement is set forth in the Prospectus under
"Management."   The  Adviser  is  controlled  by  Henry
Hewitt,  President,  Chief  Executive  Officer  and   a
Director of the Adviser.


The  Adviser may agree to waive or reimburse all  or  a
portion  of its management fee for the Fund.   For  the
period ending June 30, 1999, the Adviser has agreed  to
waive its management fees and/or reimburse the Fund  to
the  extent  necessary to ensure that the Fund's  total
annual   operating  expenses  including  the  Adviser's
advisory  fee and the administration fee but  excluding
interest, taxes, brokerage commissions and other  costs
incurred  in connection with the purchase  or  sale  of
portfolio  securities and extraordinary items,  do  not
exceed  2.0%  of the Fund's average daily  net  assets.
The  Adviser  is entitled to recoup amounts  waived  or
reimbursed for a period of up to three years  from  the
date  such amounts were reimbursed or waived.  The Fund
monitors its expense ratio on a monthly basis.  If  the
accrued amount of the expenses of the Fund exceeds  the
expense   limitations,  the  Fund  creates  an  account
receivable  from  the Adviser for the  amount  of  such
excess.  In such a situation the monthly payment of the
Adviser's  fee  will be waived by the  amount  of  such
excess and if the amount of such excess in any month is
greater than the monthly payment of the Adviser's  fee,
the  Adviser will reimburse the Fund in the  amount  of
such  difference, subject to adjustment month by  month
during the balance of the Fund's fiscal year if accrued
expenses   thereafter  fall  below  this  limit.    The
organizational expenses of the Fund will be advanced by
the     Adviser    and    are    estimated    to     be
$______________________.


The Advisory Agreement will remain in effect as long as
its  continuance  is  specifically  approved  at  least
annually  (i) by the Board of Directors of the  Company
or  by  the vote of a majority (as defined in the  1940
Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Fund who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The
Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Company or by vote of the majority of the Fund's shareholders on sixty (60) days' written notice to the Adviser, and by the Adviser on the same notice to the Company, and that it shall be automatically terminated if it is assigned.

The  Advisory Agreement provides that the Adviser shall
not  be  liable to the Company or its shareholders  for
anything  other  than willful misfeasance,  bad  faith,
gross   negligence   or  reckless  disregard   of   its
obligations or duties. The Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

As  set  forth  in  the Prospectus  under  the  caption
"Administration of the Fund," the administrator to  the
Company  is  Firstar Trust Company, 615  East  Michigan
Street,  Milwaukee, Wisconsin  53202 ("Firstar").   The
Fund Administration Servicing Agreement entered into between the Company and Firstar relating to the Fund
(the "Administration Agreement") will remain in effect until terminated by either party. The Administration
Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of the Company upon the giving of ninety (90) days' written notice to Firstar, or by Firstar upon the giving of ninety (90) days' written notice to the Company.


Under   the  Administration  Agreement,  Firstar  shall
exercise  reasonable care and is  not  liable  for  any
error  or  judgment or mistake of law or for  any  loss
suffered   by  the  Company  in  connection  with   the
performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of Firstar in the performance of its duties under the Administration Agreement.


Firstar  also provides services to the Company and  the
Adviser  pursuant to a Fulfillment Servicing  Agreement
("Fulfillment   Agreement").   Under  the   Fulfillment
Agreement, Firstar has agreed to answer telephone calls
and inquiries from and provide information and material
to  prospective shareholders about the Fund, as well as
compile and provide information about such inquiries to
the  Company.   For its services under the  Fulfillment
Agreement, Firstar is entitled to receive service fees of $.99 per minute, with a $100 per month minimum and a one-time $780 set-up fee. Firstar is also entitled to receive service fees in connection with its reporting of leads to the Company of $.45 per lead, which includes the insertion of up to 4 items, and $.15 per item for additional inserts.


Firstar  also  serves  as custodian  of  the  Company's
assets  pursuant  to  a Custodian  Servicing  Agreement
("Custodian    Agreement").    Under   the    Custodian
Agreement,  Firstar  has  agreed  to  (i)  maintain   a
separate  account in the name of the  Fund,  (ii)  make
receipts  and disbursements of money on behalf  of  the
Fund,  (iii) collect and receive all income  and  other
payments  and  distributions on account of  the  Fund's
portfolio  investments, (iv) respond to  correspondence
from shareholders, security brokers and others relating
to its duties and (v) make periodic reports to the Fund
concerning  the  Fund's operations.  Firstar  does  not
exercise any supervisory function over the purchase and
sale  of  securities.  For its services  as  custodian,
Firstar  is entitled to receive a fee, payable monthly,
based  on the annual rate of .02% of the market of  the
Fund  (subject  to a minimum annual  $3,000  fee).   In
addition, Firstar, as custodian, is entitled to certain charges for securities transactions and reimbursements for expenses.


Firstar  also  serves as a transfer agent and  dividend
disbursing  agent for the Fund under a  Transfer  Agent
Servicing   Agreement.    As  transfer   and   dividend
disbursing agent, Firstar has agreed to (i)  issue  and
redeem shares of the Fund, (ii) make dividend and other
distributions  to  shareholders  of  the  Fund,   (iii)
respond  to  correspondence by  Fund  shareholders  and
others   relating   to   its  duties,   (iv)   maintain
shareholder accounts, and (v) make periodic reports  to
the   Fund.   For  its  transfer  agency  and  dividend
disbursing  services, Firstar is  entitled  to  receive
fees  at  the  rate  of $14.00 per shareholder  account
(subject to a minimum annual fee of $22,000).   Firstar
is also entitled to certain other transaction charges and reimbursement for expense.

From  time  to  time, the Fund, directly or  indirectly
through  arrangements  with the Adviser,  the  Transfer
Agent  or  other Fund service providers (each  a  "Fund
Service Provider"), and/or a Fund Service Provider  may
pay  amounts  to  third parties that  provide  transfer
agent and other administrative services relating to the
Fund  to persons who beneficially own interests in  the
Fund,  such  as  participants in 401(K)  plans.   These
services   may   include,  among  other  things,   sub-
accounting  services, transfer agent  type  activities,
answering inquiries relating to the Fund, transmitting,
on   behalf  of  the  Fund,  proxy  statements,  annual
reports,  Prospectuses, other communications  regarding
the   Fund,  and  related  services  as  the  Fund   or
beneficial  owners  may reasonably  request.   In  such
cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate at which the Fund is currently paying a Fund
Service Provider for providing these services to Fund shareholders.


In  addition  the  Company  has  entered  into  a  Fund
Accounting Servicing Agreement with Firstar pursuant to
which  Firstar  has  agreed to maintain  the  financial
accounts  and  records of the Fund  and  provide  other
accounting  services to the Fund.  For  its  accounting
services, Firstar is entitled to receive fees,  payable
monthly, based on the total annual rate of $22,000  for
the  first  $40  million in average net assets  of  the
Fund,  .01%  on  the next $200 million of  average  net
assets, and .005% on average net assets exceeding  $240
million.   Firstar is also entitled to certain  out  of
pocket expenses, including pricing expenses.


                     DISTRIBUTION




Shares  of the Fund are sold on a continuous  basis  by
the  Fund's distributor, First Data Distributors,  Inc.
("FDDI"),  a  wholly-owned  subsidiary  of  First  Data
Services    Group,   Inc.    FDDI   is   a   registered
broker/dealer  with principal offices located  at  4400
Computer Drive, Westborough, Massachusetts, 01581-5108.

                      SHARE PRICE

As set forth in the Prospectus under the caption "Share
Price,"  the  net  asset value  of  the  Fund  will  be
determined   as   of  the  close  of  regular   trading
(currently 4:00 p.m. Eastern time) on each day the  New
York  Stock Exchange is open for trading.  The New York
Stock  Exchange  is  open  for trading  Monday  through
Friday,  except  New  Year's Day, Martin  Luther  King,
Jr.'s  Birthday, President's Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day  and
Christmas   Day.   Additionally,  when   any   of   the
aforementioned  holidays falls on a Saturday,  the  New
York Stock Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York
Stock Exchange also may be closed on national days of mourning.

              SYSTEMATIC WITHDRAWAL PLAN

An investor who owns Fund shares worth at least $10,000
at  the  current net asset value may, by completing  an
application  which may be obtained  from  the  Fund  or
Firstar, create a Systematic Withdrawal Plan from which
a fixed sum will be paid to the investor at the regular
intervals.   To  establish  the  Systematic  Withdrawal
Plan,  the  investor  deposits  Fund  shares  with  the
Company   and  appoints  it  as  an  agent  to   effect
redemptions of Fund shares held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the investor out of the account. Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account;
otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Company is required. The investor's signature should be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor.

The  minimum  amount of a withdrawal  payment  is  $50.
These  payments  will  be made  from  the  proceeds  of
periodic  redemptions of shares in the account  at  net
asset  value.  Redemptions will be made  in  accordance
with  the  schedule  (e.g., monthly,  bimonthly  (every
other month), quarterly or yearly, but in no event more
than monthly) selected by the investor.  If a scheduled
redemption  day  is a weekend day or  a  holiday,  such
redemption will be made on the next preceding  business
day.   Establishment  of a Systematic  Withdrawal  Plan
constitutes an election by the investor to reinvest in additional Fund shares, at net asset value, all income dividends and capital gains distributions payable by the Fund on shares held in such account, and shares so acquired will be added to such account. The investor may deposit additional Fund shares in his account at any time.

Withdrawal payments cannot be considered as yield or income on the investor's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor's account.

The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying Firstar in writing thirty (30) days prior to the next payment.

                  BROKERAGE ALLOCATION

The  Adviser is responsible for decisions  to  buy  and
sell  securities for the Fund and for the placement  of
the  Fund's securities business, the negotiation of the
commissions  to  be paid on such transactions  and  the
allocation   of   portfolio  brokerage  and   principal
business.  The Adviser seeks the best execution at  the
best  security  price available with  respect  to  each
transaction,  in  light  of  the  overall  quality   of
brokerage and research services provided to the Adviser
or the Fund.  The best price to the Fund means the best
net price without regard to the mix between purchase or
sale  price and commission, if any.  Purchases  may  be
made  from underwriters, dealers and, on occasion,  the
issuers.   Commissions  will  be  paid  on  the  Fund's
futures  and options transactions.  The purchase
price
of  portfolio securities purchased from an  underwriter
or  dealer  may  include underwriting  commissions  and
dealer spreads.  The Fund may pay mark-ups on principal
transactions.   In  selecting  broker-dealers  and   in
negotiating  commissions,  the  Adviser  considers  the
firm's   reliability,  the  quality  of  its  execution
services  on  a  continuing  basis  and  its  financial
condition.   Brokerage will not be allocated  based  on
the sale of the Fund's shares.


Section  28(e) of the Securities Exchange Act  of  1934
("Section 28(e)") permits an investment adviser,  under
certain  circumstances, to cause an account  to  pay  a
broker  or  dealer who supplies brokerage and  research
services  a  commission for effecting a transaction  in
excess  of  the amount of commission another broker  or
dealer   would   have   charged   for   effecting   the
transaction.  Brokerage and research services  include:
(a)  furnishing  advice as to the value of  securities,
the  advisability of investing, purchasing  or  selling
securities  and  the  availability  of  securities   or
purchasers  or  sellers of securities;  (b)  furnishing
analyses  and  reports concerning issuers,  industries,
securities,  economic  factors  and  trends,  portfolio
strategy  and  the  performance of  accounts;  and  (c)
effecting   securities  transactions   and   performing
functions   incidental  thereto  (such  as   clearance,
settlement, and custody).


In  selecting brokers, the Adviser considers investment
and  market  information and other  research,  such  as
economic,   securities   and  performance   measurement
research  provided by such brokers and the quality  and
reliability of brokerage services, including  execution
capability,  performance and financial  responsibility.
Accordingly, the commissions charged by any such broker
may  be  greater  than the amount  another  firm  might
charge if the Adviser determines in good faith that the
amount of such commissions is reasonable in relation to
the  value  of  the research information and  brokerage
services  provided by such broker  to  the  Fund.   The
Adviser believes that the research information received
in  this  manner  provides the Fund  with  benefits  by
supplementing the research otherwise available  to  the
Fund.  The Advisory Agreement provides that such higher
commissions  will not be paid by the Fund unless:   (a)
the Adviser determines in good faith that the amount is
reasonable in relation to the services in terms of  the
particular  transaction or in terms  of  the  Adviser's
overall  responsibilities with respect to the  accounts
as  to  which they exercise investment discretion;  (b)
such  payment is made in compliance with the provisions
of  Section  28(e), other applicable state and  federal
laws,  and  the  Advisory Agreement;  and  (c)  in  the
opinion  of the Adviser, the total commissions paid  by
the Fund will be reasonable in relation to the benefits
to  the  Fund  over  the  long  term.   The  investment
advisory  fees  paid  by the Fund  under  the  Advisory
Agreement are not reduced as a result of the Adviser's receipt of research services.


The  Adviser  places portfolio transactions  for  other
advisory  accounts  managed by the  Adviser.   Research
services  furnished  by firms through  which  the  Fund
effects its securities transactions may be used by  the
Adviser  in servicing all of its accounts; not  all  of
such  services may be used by the Adviser in connection
with the Fund.  The Adviser believes it is not possible
to   measure  separately  the  benefits  from  research
services  to each of the accounts (including the  Fund)
managed  by it.  Because the volume and nature  of  the
trading activities of the accounts are not uniform, the
amount  of  commissions in excess of those  charged  by
another  broker paid by each account for brokerage  and
research  services  will vary.   However,  the  Adviser
believes   such  costs  to  the  Fund   will   not   be
disproportionate to the benefits received by the Fund on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.


The  Fund anticipates that its portfolio turnover  rate
will not exceed 50%, and is expected to be between  25%
and  50%.  The annual portfolio turnover rate indicates
changes   in   the  Fund's  securities  holdings;   for
instance, a rate of 100% would result if all the securities in a portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of the Fund's shares.


     DIVIDENDS, OTHER GAIN DISTRIBUTIONS AND TAXES

It  is the policy of the Fund to distribute all of  its
net  investment income, if any, together with  any  net
realized  capital gains in the amount and at the  times
that  will  avoid federal income  tax  on  it  and  the
imposition  of  the  federal  excise  tax  on   certain
undistributed  income  and  capital  gain.   The   Fund
intends  to  qualify for taxation as a  RIC  under  the
Code,  so that the Fund will not be subject to  federal
income tax to the extent it distributes its income  and
gains  to shareholders.  To qualify as a RIC, the  Fund
must  distribute to its shareholders for  each  taxable
year  at  least  90% of its investment company  taxable
income  (consisting generally of net investment  income
and net short-term capital gains) and must meet several
additional  requirements.  For the Fund, these  require
ments  include the following:  (1) the Fund must derive
at least 90% of its gross income each taxable year from
dividends,   interest,   payments   with   respect   to
securities  loans,  and gains from the  sale  or  other
disposition  of  securities or foreign  currencies,  or
other  income  (including gains from options,  futures,
and  forward  contracts) derived with  respect  to  its
business   of   investing  in   securities   or   those
currencies; and (2) at the close of each quarter of the
Fund's  taxable year, (i) at least 50% of the value  of
its  total assets must be represented by cash and  cash
items, U.S. Government securities, securities of  other
RICs, and other securities, with these other securities
limited,  in  respect of any one issuer, to  an  amount
that  does  not  exceed 5% of the value of  the  Fund's
total assets and that does not represent more than  10%
of the issuer's voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.


Any   use   of  hedging  strategies,  such  as  writing
(selling)  and  purchasing  options  and  futures   and
entering into forward contracts, involves complex rules
that will determine for income tax purposes the amount,
character, and timing of recognition of the  gains  and
losses  it  realizes  in  connection  therewith.    For
additional information, see "Investment Policies and Techniques-Hedging Strategies-Federal Tax Treatment of
Futures Contracts."

Undistributed net investment income is included in  the
Fund's  net  assets for the purpose of calculating  net
asset   value  per
share.  Therefore,  on  the   ''ex-
dividend'' date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends and other distributions paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to the investor.

As stated in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and other distributions are automatically paid in additional Fund shares at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Cash Dividend Option (dividends paid in cash and capital gains distributions reinvested in additional Fund shares) or the Cash Option (both dividends and capital gains distributions will be paid in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or other distribution is paid.

                 SHAREHOLDER MEETINGS

The Maryland General Corporation Law permits registered
investment  companies, such as the Company, to  operate
without   an  annual  meeting  of  shareholders   under
specified  circumstances if an annual  meeting  is  not
required  by  the  1940 Act.  The Company  has  adopted
appropriate  provisions in its Bylaws and may,  at  its
discretion, not hold an annual meeting in any  year  in
which  the election of directors is not required to  be
acted on by shareholders under the 1940 Act.  The
Company's Bylaws also contain procedures  for  the
removal  of  directors  by its  shareholders.   At  any
meeting  of  shareholders, duly called and at  which  a
quorum  is  present,  the  shareholders  may,  by   the
affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.



                 PERFORMANCE MEASURES

As  described  in  the "Total Return"  section  of  the
Fund's prospectus, the Fund's historical performance or
return  may be shown in the form of various performance
figures.  The Fund's performance figures are based upon
historical    results   and   are    not    necessarily
representative   of   future   performance.     Factors
affecting the Fund's performance include general market
conditions,    operating   expenses   and    investment
management.


Total  Return.   Average annual total  return  measures
both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's investment portfolio. The Fund's average annual total return figures are computed in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                    P(1 - T)n = ERV

Where: P  =  a hypothetical initial payment  of $1,000

       T  =  average annual total return

       n  =  number of years

     ERV = ending redeemable value of the end of the period of a hypothetical $1,000 payment made at the beginning of such period

This  calculation  (i) assumes that the  maximum  sales
charge  of  4.50% is deducted from the  initial  $1,000
payment, (ii) assumes all dividends and distributions are reinvested at net asset value or the appropriate reinvestment dates as described in the Prospectus, and
(iii) deducts all recurring fees and expenses, such as advisory fees, charged to all investor accounts.


Total  return  is  the cumulative  rate  of  investment
growth  which assumes that income dividends and capital
gains  are reinvested.  It is determined by assuming  a
hypothetical investment at the net asset value  at  the
beginning of the period, adding in the reinvestment  of
all income dividends and capital gains, calculating the
ending  value of the investment at the net asset  value
as of the end of the specified time period, subtracting
the  amount  of the original investment,  and  dividing
this  amount  by the amount of the original investment.
This   calculated  amount  is  then  expressed   as   a
percentage by multiplying by 100.

Performance results are based on historical earnings and should not be considered as representative of the performance of the Fund in the future. An investment in the Fund will fluctuate in value and at redemption its value may be more or less than the initial investment.Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount.
Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.


Volatility.   Occasionally statistics may  be  used  to
specify  the  Fund's volatility or risk.   Measures  of
volatility  or risk are generally used to  compare  the
Fund's  net  asset value or performance relative  to  a
market index.  One measure of volatility is beta.  Beta
is  the  volatility of the Fund relative to  the  total
market  as  represented by the Standard  &  Poor's  500
Stock  Index.   A  beta  of more  than  1.00  indicates
volatility greater than the market, and a beta of  less
than  1.00  indicates volatility less than the  market.
Another  measure  of  volatility or  risk  is  standard
deviation.   Standard  deviation  is  used  to  measure
variability  of net asset value or total return  around
an  average,  over  a specified period  of  time.   The
premise is that greater volatility connotes greater risk undertaken in achieving performance.

Comparisons.  From time to time, in marketing and other
Fund literature, the Fund's performance may be compared
to  the performance of other mutual funds in general or
to  the performance of particular types of mutual funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper  Analytical Services, Inc. ("Lipper"), a  widely
used independent research firm which ranks mutual funds
by  overall  performance,  investment  objectives,  and
assets,  may be cited.  Lipper performance figures  are
based  on  changes in net asset value, with all  income
and   capital   gains   dividends   reinvested.    Such
calculations  do not include the effect  of  any  sales
charges  imposed  by other funds.   The  Fund  will  be
compared to Lipper's appropriate fund category, that is, by the Fund's investment objective and portfolio holdings.


The  Fund's  performance may also be  compared  to  the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of  the
historical risk level and total return of a fund  as  a
weighted   average  for  3,  5  and  10  year  periods.
Rankings are not absolute or necessarily predictive of future performance.


Evaluations  of  Fund performance made  by  independent
sources  may also be used in advertisements  concerning
the  Fund,  including reprints of or  selections  from,
editorials  or  articles about the Fund.   Sources  for
Fund  performance  and articles  about  the  Funds  may
include    publications   such   as   Money,    Forbes,
Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.


The  Fund may compare its performance to a wide variety
of  indexes  and  measures of inflation  including  the
Standard & Poor's 500 Stock Index, the NASDAQ Over-the-
Counter  Composite Index, the Russell 2500  Index,  the
Russell 1000 Growth Index and the Lehman Aggregate Bond
Index.   There are differences and similarities between
the  investments  that the Fund may  purchase  for  its
portfolio  and  the  investments  measured   by   these
indexes.


Investors may want to compare the Fund's performance to
that  of  certificates of deposit offered by banks  and
other depositary institutions.  Certificates of deposit
may   offer  fixed  or  variable  interest  rates   and
principal is guaranteed and may be insured.  Withdrawal
of  the  deposits  prior to maturity normally  will  be
subject to a penalty.  Rates offered by banks and other
depositary  institutions are subject to change  at  any
time  specified by the issuing institution.   Investors
may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.


                INDEPENDENT ACCOUNTANT

PricewaterhouseCoopers, LLP has been selected as the independent accountant for the Fund.

                  FINANCIAL STATEMENT

The following financial statement is attached hereto:

     Report of Independent Public Accountants

     Statement of Assets and Liabilities

     Notes to the Financial Statement

                        PART C
              LIGHT REVOLUTION FUND, INC.
                   OTHER INFORMATION

Item 24.  Financial Statements And Exhibits

(a)  FINANCIAL STATEMENTS


     Report of Independent Accountants

     Statement of Assets and Liabilities

     Notes to Financial Statement


(b)  EXHIBITS

     1.1  Articles of Incorporation of Registrant*

     1.2   Amendment  to  Articles of Incorporation  of
           Registrant***

     2.   Bylaws of Registrant*

     3.   Not Applicable

     4.   Specimen Stock Certificate for Class A Common
          Stock*

     5.   Investment  Advisory Agreement between  Light
          Index Investment Company and Light Revolution
          Fund, Inc.*

     6.   Distribution  Agreement  between  First  Data
          Distributors, Inc. and Light Revolution Fund,
          Inc.*
     7.   Not Applicable

     8.   Custodian  Servicing Agreement between  Light
          Index  Revolution,  Inc., and  Firstar  Trust
          Company*

     9.1  Fund   Administration   Servicing   Agreement
          between  Light  Revolution  Fund,  Inc.   and
          Firstar Trust Company*

     9.2  Fund  Accounting Servicing Agreement  between
          Light Revolution Fund, Inc. and Firstar Trust
          Company*

     9.3  Fulfillment Servicing Agreement between Light
          Revolution  Fund,  Inc.  and  Firstar   Trust
          Company,  Light Index Investment Company  and
          First Data Distributors, Inc.*

     9.4  Transfer Agent Servicing Agreement*

     10.  Opinion and consent of Counsel*

     11.  Consent of Independent Accountants***

     12.  Not Applicable

     13.  Form of Subscription Agreement*

     14.  Individual   Retirement  Account   Disclosure
          Statement and Custodial Account Agreement*

     15.  Distribution Plan*

     16.  Not Applicable

     17.  Not Applicable

     18.  Powers-of-Attorney.*


* Previously Filed.

** Filed herewith.

***To be filed by amendment.


Item 25.  Persons Controlled by or Under Common Control
With Registrant


      Registrant is controlled by the Adviser  (as  set
forth  in the Statement of Additional Information under
the  heading  "Ownership  of Management  and  Principal
Shareholders") which owned 100% of Registrant's  voting
securities  as  of  _______________, 1998.   Registrant
neither controls any person nor is under common control with any person.


Item 26.  Number of Holders of Securities

       Title of Class                 Number   of   Record
                                   Holders  as of     , 1998

   Class A Common Stock,                        1
   $0.0001 par value
   (Light Revolution Fund)


Item 27.  Indemnification

     Pursuant to the authority of the Maryland
General Corporation Law, particularly Section 2-
418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or canceled:


                      ARTICLE VII

                  GENERAL PROVISIONS

                       *   *   *


Section 7.     Indemnification


A.     The  corporation  shall  indemnify  all  of  its
corporate  representatives against expenses,  including
attorneys  fees, judgments, fines and amounts  paid  in
settlement actually and reasonably incurred by them  in
connection  with  the defense of any  action,  suit  or
proceeding, or
threat or claim of such action, suit  or
proceeding, whether civil, criminal, administrative, or
legislative,  no  matter by whom  brought,  or  in  any
appeal in which they or any of them are made parties or
a  party  by reason of being or having been a corporate
representative,  if the corporate representative  acted
in good faith and in a manner reasonably believed to be
in  or  not  opposed  to  the  best  interests  of  the
corporation,  if  he  received no improper  benefit  in
money,  property or services. and with respect  to  any
criminal  proceeding, if he had no reasonable cause  to
believe  his  conduct was unlawful; provided  that  the
corporation     shall    not    indemnify     corporate
representatives in relation to matters as to which  any
such corporate representative shall be adjudged in such
action,  suit  or  proceeding to be  liable  for  gross
negligence,  willful misfeasance, bad  faith,  reckless
disregard of the duties and obligations involved in the
conduct  of  his  office,  or when  indemnification  is
otherwise   not  permitted  by  the  Maryland   General
Corporation Law.


B.    In the absence of an adjudication which expressly
absolves the corporate representative, or in the  event
of a settlement, each corporate representative shall be
indemnified  hereunder  only  if  there  has   been   a
reasonable determination based on a review of the facts
that indemnification of the corporate representative is
proper  because he has met the applicable  standard  of
conduct  set  forth in paragraph A.  Such determination
shall  be  made   (i) by the board of directors,  by  a
majority  vote of a quorum which consists of  directors
who were not parties to the action, suit or proceeding,
or  if  such  a quorum cannot be obtained,  then  by  a
majority  vote  of a committee of the board  consisting
solely  of  two or more directors, not,  at  the  time,
parties to the actions, suit or proceeding and who were
duly  designated to act in the matter by the full board
in  which  the designated directors who are parties  to
the action, suit or proceeding may participate; or (ii)
by  special  legal counsel selected  by  the  board  of
directors  or a committee of the board by vote  as  set
forth  in  (i) of this paragraph, or, if the  requisite
quorum  of  the full board cannot be obtained  therefor
and  the committee cannot be established, by a majority
vote  of  the  full  board in which directors  who  are
parties   to   the  action,  suit  or  proceeding   may
participate.


C.    The termination of any action, suit or proceeding
by  judgment,  order or settlement shall not  create  a
presumption that the corporate representative  did  not
meet  the  requisite standard of conduct set  forth  in
Paragraph  A.  The termination of any action,  suit  or
proceeding  by   conviction or  upon  a  plea  of  nolo
contendere  or its equivalent, or upon an entry  of  an
order  of  probation prior to judgment, shall create  a
rebuttable  presumption that the person was  guilty  of
willful  misfeasance, bad faith,  gross  negligence  or
reckless   disregard  to  the  duties  and  obligations
involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.


D.    Expenses, including attorneys' fees, incurred  in
the  preparation of and/or presentation of the  defense
of  a civil or criminal action, suit or proceeding  may
be  paid  by  the corporation in advance of  the  final
disposition  of  such  action, suit  or  proceeding  as
authorized  in the manner provided in Section  2-418(f)
of  the  Maryland General Corporation Law upon  receipt
of:   (i)  an  undertaking  by  or  on  behalf  of  the
corporate representative to repay such amount unless it
shall  ultimately  be determined  that  he  or  she  is
entitled  to  be  indemnified  by  the  corporation  as
authorized   in   this  bylaw;  and  (ii)   a   written
affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.


F.    This corporation shall have power to purchase and
maintain   insurance  on  behalf   of   any   corporate
representative  against any liability asserted  against
him  or her and incurred by him or her in such capacity
or arising out of his or her status as such, whether or
not  the  corporation would have the power to indemnify
him  or  her  against such liability under this  bylaw,
provided   that  no  insurance  may  be  purchased   or
maintained  to  protect  any  corporate  representative
against   liability   for  gross  negligence,   willful
misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.


G.   "Corporate Representative" means an individual who
is or was a director, officer, agent or employee of the
corporation   or   who   serves   or   served   another
corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.


     Insofar as indemnification for and with respect to
liabilities  arising under the Securities Act  of  1933
may be permitted to directors, officers and controlling
persons   of  Registrant  pursuant  to  the   foregoing
provisions  or otherwise, Registrant has  been  advised
that  in  the  opinion of the Securities  and  Exchange
Commission  such  indemnification  is  against   public
policy  as  expressed  in the Act  and  is,  therefore,
unenforceable.   In  the  event  that   a   claim   for
indemnification  against such liabilities  (other  than
the  payment by Registrant of expenses incurred or paid
by   a  director,  officer  or  controlling  person  or
Registrant  in  the successful defense of  any  action,
suit  or  proceeding)  is asserted  by  such  director,
officer  or controlling person in connection  with  the
securities being registered, Registrant will, unless in
the  opinion of its counsel the matter has been settled
by   controlling  precedent,  submit  to  a  court   of
appropriate  jurisdiction the question of whether  such
indemnification is against public policy  as  expressed
in   the  Act  and  will  be  governed  by  the   final
adjudication of such issue.

Item  28.   Business  and  Other  Connections   of
Investment Adviser

     Incorporated by reference to pages 6 through 7 and
11  through 12 of the Prospectus and pages B-11 through
B-12   of   the  Statement  of  Additional  Information
pursuant to Rule 411 under the Securities Act of 1933.


Item 29.  Principal Underwriters

          (a)  First Data Distributors, Inc., a wholly-
          owned   subsidiary  of  First  Data  Investor
          Services Group, Inc. and an indirect  wholly-
          owned  subsidiary of First Data  Corporation,
          acts   as   distributor  of  the   Registrant
          pursuant  to  a distribution
          agreement  dated
          _______________.   First  Data  Distributors,
          Inc.  also  acts as the underwriter  for  ABN
          Amro  Funds,  Alleghany Funds,  BT  Insurance
          Funds   Trust,  First  Choice  Funds   Trust,
          Forward Funds, Inc., The Galaxy Fund,  Galaxy
          VIP  Fund,  Galaxy Fund II, IBJ Funds  Trust,
          ICM Series Trust, LKCM Funds, Panorama Trust,
          Undiscovered  Managers  Funds,  and  Wilshire
          Target Funds.  First Data Distributors,  Inc.
          is   registered   with  the  Securities   and
          Exchange Commission as a broker-dealer and is
          a  member  of  the  National  Association  of
          Securities   Dealers,   Inc.    First    Data
          Distributors,   Inc.  is  located   at   4400
          Computer  Drive,  Westborough,  Massachusetts
          01581.

          (b)


                                                          Position
                             Principal         Position     with
              Name        Business Address     with FDDI   Company



         Frank Koudelka  4400 Computer Drive   President      None
                         Westborough, MA 01581  and CEO


          Scott Hacker   4400 Computer Drive   Vice President  None
                         Westborough, MA 01581 Treasurer and
                                               Chief Compliance
                                                   Officer

        Bernard Rothman  4400 Computer Drive   Vice President  None
                         Westborough, MA 01581    - Tax


     Christine P. Ritch  4400 Computer Drive    Chief Legal    None
                         Westborough, MA 01581  Officer and
                                                   Clerk

        Bradley Stearns  4400 Computer Drive     Assistant      None
                         Westborough, MA 01581     Clerk


          (c)  Not applicable.


Item 30.  Location of Accounts and Records

      The  accounts, books and other documents required
to  be  maintained  by Registrant pursuant  to  Section
31(a)  of  the  Investment  Company  Act  of  1940,  as
amended,  and the rules promulgated thereunder  are  in
the  physical possession of Registrant and Registrant's
Administrator as follows:  the documents required to be
maintained by paragraphs (5), (6), (7), (10)  and  (11)
of Rule 31a-1(b) will be maintained by the Registrant at 704 Court A, Tacoma, Washington, 98402; and all other records will be maintained by the Registrant's
Administrator,  Firstar  Trust  Company,  at  615  East
Michigan Street, Milwaukee, Wisconsin  53202.

Item 31.  Management Services

      All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.


Item 32.  Undertakings

     The Registrant undertakes:


      (a)   To  file  an amendment to the  Registration
Statement  with certified financial statements  showing
the  initial  capital  received  before  accepting  any
subscriptions from any persons in excess of 25  if  the
Registrant  proposes  to  raise  its  initial   capital
pursuant to Section 14(a)(3) of the Investment  Company
Act of 1940, as amended.

                      SIGNATURES

Pursuant to the requirements of the Securities  Act  of
1933  and  the  Investment Company  Act  of  1940,  the
Registrant has duly caused this Pre-Effective Amendment
No.  3  to this Registration Statement to be signed  on
its   behalf   by   the  undersigned,  thereunto   duly
authorized on the 28th day of July, 1998.


                              LIGHT REVOLUTION FUND, INC.


                              By:  /s/  Henry Hewitt
                                   -------------------------
                                   Henry Hewitt, President


     Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 3 to this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


       Signature                  Title                  Date


/s/  Charles O'Herin          Vice President/        July 28, 1998
---------------------------   Secretary/Treasurer
Charles O'Herin


          *                   Director                July 28, 1998
---------------------------
Thomas Kinsman


          *                   Director                 July 28, 1998
---------------------------
Brian Hatch


          *                   Director                 July 28, 1998
--------------------------
John Hewitt, Jr.


/s/  Henry Hewitt                                      July 28, 1998
---------------------------
*By Henry Hewitt pursuant
to Power of Attorney.

                   INDEX TO EXHIBITS

1.1  Articles of Incorporation of Registrant*

1.2  Amendment   of  Articles  of  Incorporation   of
     Registrant***

2.   Bylaws of Registrant*

3.   Not Applicable

4.   Specimen  Stock  Certificate for  Class  A  Common
     Stock*

5.   Investment Advisory Agreement between Light  Index
     Investment  Company  and  Light  Revolution  Fund,
     Inc.*
6.   Distribution   Agreement   between   First    Data
     Distributors,  Inc.  and  Light  Revolution  Fund,
     Inc.*
7.   Not Applicable

8.   Custodian   Servicing  Agreement   between   Light
     Revolution Fund, Inc. and Firstar Trust Company*

9.1  Fund  Administration Servicing  Agreement  between
     Light  Revolution  Fund, Inc.  and  Firstar  Trust
     Company*

9.2  Fund  Accounting Servicing Agreement between Light
     Revolution Fund, Inc. and Firstar Trust Company*

9.3  Fulfillment  Servicing  Agreement  between   Light
     Revolution  Fund, Inc. and Firstar Trust  Company,
     Light  Index  Investment Company  and  First  Data
     Distributors, Inc.*

9.4  Transfer Agent Servicing Agreement*

10.  Opinion and consent of Counsel*

11.  Consent of Independent Accountants***

12.  Not Applicable

13.  Form of Subscription Agreement*

14.  Individual Retirement Custodial Account*

15.  Distribution Plan*

16.  Not Applicable

17.  Not Applicable

18.  Powers-of-Attorney*


* Previously filed.

** Filed herewith.

***To be filed by amendment.